UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05010

Mutual Fund and Variable Insurance Trust

(Exact name of registrant as specified in charter)

36 North New York Avenue

Huntington, NY 11743

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporate Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-631-629-4237

Date of fiscal year end: December 31

Date of reporting period: June 30, 2016

Item 1.	Reports to Stockholders.

Semi-Annual Shareholder Report

J U N E 3 0 , 2 0 1 6
CLASS A SHARES
CLASS C SHARES
INSTITUTIONAL SHARES

Rational Dividend Capture Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2016

The Fund’s performance figures* for each of the periods ended June 30, 2016, compared to its benchmark:

			Annualized	Annualized	Annualized
	6 Month Return	1 Year Return	5 Year Return	10 Year Return	Since Inception**
Class A	8.18%	6.19%	8.59%	5.27%	6.44%
Class A with load	3.03%	1.17%	7.53%	4.76%	6.10%
Class C	7.91%	5.65%	N/A	N/A	5.17%
Institutional Class	8.31%	6.46%	8.88%	5.53%	6.70%
S&P 500/Citigroup Value Total Return Index (a)	6.24%	3.36%	11.18%	5.77%	5.91%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. Per the fee table in the Fund’s May 1, 2016 prospectus, the total annual operating expense are 1.35% for Institutional shares, 1.60% for A shares and 2.10% for C shares before fee waivers. For performance information current to the most recent month-end, please call toll-free 1-800-253-0412.

**	Inception date is February 28, 2001 for Class A, Institutional Class and the Benchmarks, and January 2, 2014 for Class C.

(a)	The S&P 500/Citigroup Value Index, is broad, unmanaged-capitalization weighted index which is the successor to the S&P 500/BARRA Value Index, uses a multifactor methodology to score constituents, which are weighted according to market cap and classified as growth, value, or a mix of growth and value. The S&P 500/Citigroup Value Index does not include fees and expenses, and investor may not invest directly in an index.

Top 10 Holdings by Industry	% of Net Assets
Electric	10.1%
Entertainment	8.7%
Agriculture	8.5%
Insurance	8.1%
Banks	6.4%
Telecommunications	5.7%
Software	4.7%
Electrical Components & Equipment	4.7%
Retail	4.6%
REITs	4.4%
Other/Cash & Equivalents	34.1%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Rational Risk Managed Emerging Markets Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2016

The Fund’s performance figures* for each of the periods ended June 30, 2016, compared to its benchmark:

			Annualized	Annualized
	6 Month Return	1 Year Return	5 Year Return	Since Inception**
Class A	0.59%	-7.26%	-0.86%	1.92%
Class A with load	-4.24%	-11.66%	-1.81%	1.15%
Class C	N/A	N/A	N/A	2.58%
Institutional Class	0.59%^	-7.14%	-0.63%	2.17%
MSCI Emerging Markets Index (a)	6.41%	-12.05%	-3.78%	-0.03%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. Per the fee table in the Fund’s May 1, 2016 prospectus, the total annual operating expense are 2.58% for Institutional shares, 2.83% for A shares and 3.33% for C shares before fee waivers. For performance information current to the most recent month-end, please call toll-free 1-800-253-0412.

**	Inception date is December 30, 2009 for Class A, Institutional Class and the Benchmark, and May 31, 2016 for Class C.

^	Represents return based on unadjusted NAV.

(a)	The MSCI Emerging Markets Index consists of 23 countries representing 10% of world market capitalization. The Index is available for a number of regions, market segments/sizes and covers approximately 85% of the free float-adjusted market capitalization in each of the 23 countries.

Top 10 Holdings by Industry	% of Net Assets
Mining	11.8%
Exchange Traded Funds	7.2%
Semiconductors	6.8%
Internet	6.2%
Agriculture	5.8%
Banks	4.3%
Telecommunications	3.9%
Retail	3.5%
Chemicals	3.1%
Computers	2.9%
Other/Cash & Equivalents	44.5%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Rational Real Strategies Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2016

The Fund’s performance figures* for each of the periods ended June 30, 2016, compared to its benchmark:

			Annualized	Annualized
	6 Month Return	1 Year Return	5 Year Return	Since Inception**
Class A	1.47%	-11.21%	-6.06%	-5.00%
Class A with load	-3.33%	-15.39%	-6.98%	-5.51%
Class C	N/A	N/A	N/A	0.55%
Institutional Class	1.48%	-11.65%	-5.95%	-4.83%
S&P Goldman Sachs Commodity Index Total Return (a)	9.86%	-26.08%	-14.02%	-9.35%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. Per the fee table in the Fund’s May 1, 2016 prospectus, the total annual operating expense are 2.25% for Institutional shares, 2.50% for A shares and 3.00% for C shares before fee waivers. For performance information current to the most recent month-end, please call toll-free 1-800-253-0412.

**	Inception date is May 1, 2007 for Class A, Institutional Class and the Benchmark, and May 31, 2016 for Class C.

(a)	The S&P Goldman Sachs Commodity Index Total Return is one of the most widely recognized benchmarks that is broad-based and production weighted to represent the global commodity market beta. The Index is designed to be investable by including the most liquid commodity futures, and provides diversification with low correlations to other asset classes.

Top 10 Holdings by Industry	% of Net Assets
Real Estate Investments	14.7%
Pharmaceuticals	7.7%
Oil & Gas	4.5%
Chemicals	4.3%
Electrical Components & Equipment	4.3%
Commercial Services	3.7%
Retail	3.2%
Machinery-Diversified	3.0%
Miscellaneous Manufacturing	2.9%
Insurance	2.8%
Other/Cash & Equivalents	48.9%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Rational Defensive Growth Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2016

The Fund’s performance figures* for each of the periods ended June 30, 2016, compared to its benchmark:

			Annualized	Annualized	Annualized
	6 Month Return	1 Year Return	5 Year Return	10 Year Return	Since Inception**
Class A	1.55%	-8.26%	5.65%	5.42%	9.69%
Class A with load	-3.21%	-12.63%	4.63%	4.91%	9.31%
Class C	1.36%	-8.62%	N/A	N/A	-3.40%
Institutional Class	1.71%	-7.89%	5.95%	5.70%	9.98%
S&P 400 Index Total Return (a)	7.93%	1.33%	10.55%	8.55%	11.41%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. Per the fee table in the Fund’s May 1, 2016 prospectus, the total annual operating expense are 1.57% for Institutional shares, 1.82% for A shares and 2.32% for C shares before fee waivers. For performance information current to the most recent month-end, please call toll-free 1-800-253-0412.

**	Inception date is September 29, 2002 for Class A, Institutional Class and Benchmarks, and January 2, 2014 for Class C.

(a)	The S&P 400 is a capitalization-weighted index comprised of common stocks representing major industries in the mid-range of the U.S. stock market. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an Index.

Top 10 Holdings by Industry	% of Net Assets
Building Materials	9.1%
Banks	8.3%
Electric	7.9%
Gas	7.9%
Commercial Services	7.8%
Retail	5.9%
REITs	5.5%
Software	5.4%
Savings & Loans	3.9%
Healthcare-Services	3.8%
Other/Cash & Equivalents	34.5%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Rational Strategic Allocation Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2016

The Fund’s performance figures* for each of the periods ended June 30, 2016, compared to its benchmark:

			Annualized	Annualized
	6 Month Return	1 Year Return	5 Year Return	Since Inception**
Class A	4.45%	1.34%	4.15%	6.05%
Class A with load	-0.53%	-3.46%	3.14%	5.30%
Class C	N/A	N/A	N/A	1.35%
Institutional Class	N/A	N/A	N/A	1.37%
S&P 500 Total Return Index (a)	3.84%	3.99%	12.10%	13.92%
60/40 Blend S&P 500 Total Return and Barclays U.S. Aggregate Bond Indices	4.52%	5.04%	8.90%	10.30%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. Per the fee table in the Fund’s May 1, 2016 prospectus, the total annual operating expense are 1.85% for Institutional shares, 2.10% for A shares and 2.60% for C shares before fee waivers. For performance information current to the most recent month-end, please call toll-free 1-800-253-0412.

**	Inception date is July 30, 2009 for Class A and the Benchmarks, and May 31, 2016 for Class C and Institutional Class.

(a)	The “S&P 500 Total Return Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an Index.

Top Holdings	% of Net Assets
Equity Funds - Mutual Funds	31.6%
Equity Funds - Exchange Traded Funds	26.4%
Debt Funds	26.1%
Asset Allocation Funds	13.3%
Other/Cash & Equivalents	2.6%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

RATIONAL DIVIDEND CAPTURE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2016

Shares		Value
	COMMON STOCK - 72.6%
	AEROSPACE/DEFENSE - 1.6%
5,850	Lockheed Martin Corp.	$1,451,794

	AGRICULTURE - 8.5%
59,250	Altria Group, Inc.	4,085,880
65,250	Reynolds American, Inc.	3,518,932
		7,604,812
	COMMERCIAL SERVICES - 2.2%
46,500	KAR Auction Services, Inc.	1,940,910

	COSMETICS/PERSONAL CARE - 4.2%
44,500	Procter & Gamble Co.	3,767,815

	ELECTRIC - 10.1%
21,000	ALLETE, Inc.	1,357,230
24,200	Ameren Corp.	1,296,636
29,500	Avista Corp.	1,321,600
15,000	Dominion Resources, Inc.	1,168,950
22,000	Southern Co.	1,179,860
6,250	WEC Energy Group, Inc.	408,125
51,500	Xcel Energy, Inc.	2,306,170
		9,038,571
	ELECTRICAL COMPONENTS & EQUIPMENT - 4.7%
81,000	Emerson Electric Co.	4,224,960

	ENTERTAINMENT - 8.7%
65,000	Cedar Fair LP	3,758,300
70,500	Six Flags Entertainment Corp.	4,085,475
		7,843,775
	ENVIRONMENTAL CONTROL - 2.6%
20,500	Republic Services, Inc.	1,051,855
20,000	Waste Management, Inc.	1,325,400
		2,377,255
	FOOD - 3.0%
23,000	General Mills, Inc.	1,640,360
20,250	Sysco Corp.	1,027,485
		2,667,845
	GAS - 0.6%
14,500	New Jersey Resources Corp.	558,975

	HOME FURNISHINGS - 1.9%
33,000	Leggett & Platt, Inc.	1,686,630

	HOUSEHOLD PRODUCTS/WARES - 3.1%
13,500	Avery Dennison Corp.	1,009,125
5,750	Clorox Co.	795,743
7,400	Kimberly-Clark Corp.	1,017,352
		2,822,220
	MISCELLANEOUS MANUFACTURING - 1.1%
5,900	3M Co.	1,033,208

	PHARMACEUTICALS - 3.9%
8,400	Johnson & Johnson	1,018,920
17,500	Merck & Co., Inc.	1,008,175
38,500	Owens & Minor, Inc.	1,439,130
		3,466,225
	RETAIL - 4.6%
23,450	McDonald’s Corp.	2,821,973
18,500	Target Corp.	1,291,670
		4,113,643

See Notes which are an integral part of the Financial Statements.

RATIONAL DIVIDEND CAPTURE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016

Shares		Value
	COMMON STOCK - 72.6% (Continued)
	SOFTWARE - 4.7%
71,500	Paychex, Inc.	$4,254,250

	TELECOMMUNICATIONS - 5.7%
24,250	AT&T, Inc.	1,047,843
73,500	Verizon Communications, Inc.	4,104,240
		5,152,083
	TRANSPORTATION - 1.4%
9,500	United Parcel Service, Inc.	1,023,340

	TOTAL COMMON STOCK (Cost $56,159,656)	65,028,311

	PREFERRED STOCK - 25.7%
	BANKS - 6.4%
80,000	U.S. Bancorp, Series F, 6.50%	2,464,000
118,000	Wells Fargo & Co., Series J, 8.00%	3,276,860
		5,740,860
	DIVERSIFIED FINANCIAL SERVICES - 2.9%
100,000	Raymond James Financial, Inc., 6.90%	2,640,000

	INSURANCE - 8.1%
61,000	Aegon NV, 8.00%	1,696,410
95,000	Allstate Corp., 5.10%	2,558,350
113,129	Axis Capital Holdings Ltd., Series C, 6.88%	2,965,111
		7,219,871
	INVESTMENT COMPANIES - 3.9%
135,000	KKR Financial Holdings LLC, 8.38%	3,530,250

	REITS - 4.4%
10,000	National Retail Properties, Inc., Series D, 6.63%	262,000
80,000	PS Business Parks, Inc., Series S, 6.45%	2,060,000
60,000	Realty Income Corp., Series F, 6.63%	1,573,800
		3,895,800

	TOTAL PREFERRED STOCK (Cost $22,537,013)	23,026,781

	SHORT-TERM INVESTMENTS — 1.6%
1,448,454	Federated Treasury Obligations Fund, Institutional Class, 0.24% *	1,448,454
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,448,454)	1,448,454

	TOTAL INVESTMENTS (Cost $80,145,123) — 99.9% (a)	$89,503,546
	OTHER ASSETS LESS LIABILITIES — 0.1%	63,439
	NET ASSETS — 100.0%	$89,566,985

LP - Limited Partnership

*	Rate shown represents the rate at June 30, 2016 is subject to change and resets daily.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $80,486,432 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$9,292,456
Unrealized depreciation:	(275,342)
Net unrealized appreciation:	$9,017,114

See Notes which are an integral part of the Financial Statements.

RATIONAL RISK MANAGED EMERGING MARKETS FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2016

Shares		Value
	COMMON STOCK - 82.2%
	AEROSPACE/DEFENSE - 1.7%
693	Elbit Systems Ltd.	$63,029
1,806	Korea Aerospace Industries Ltd.	114,771
		177,800
	AGRICULTURE - 5.8%
3,439	British American Tobacco PLC	221,721
32,103	ITC Limited	175,224
1,790	KT&G Corp.	212,124
		609,069
	AIRLINES - 1.6%
72,900	Airasia Berhad	47,015
1,704	Korean Air Lines Co. Ltd. *	38,389
3,763	Wizz Air Holdings PLC *	80,403
		165,807
	AUTO MANUFACTURERS - 0.8%
3,865	Mahindra & Mahindra Limited	81,884

	AUTO PARTS & EQUIPMENT - 2.7%
80,000	Cheng Shin Rubber Industry Co. Ltd.	167,643
8,705	Fuyao Glass Industry Group Co. Ltd.	20,152
518	Hankook Tire Co. Ltd.	22,935
313	Hyundai Mobis Co. Ltd.	68,478
		279,208
	BANKS - 4.3%
1,560	Axis Bank Ltd.	60,528
14,044	Banco Bradesco SA	110,042
1,100	Bancolombia SA	38,412
36,700	CIMB Group Holdings Bhd	39,781
6,115	Itau Unibanco Holding SA	57,604
3,889	Sberbank of Russia PJSC	33,951
6,900	Yes Bank Ltd.	113,179
		453,497
	CHEMICALS - 3.1%
41,000	Formosa Chemicals & Fibre Corp.	102,948
42,000	Formosa Plastics Corp.	101,293
103	Lotte Chemical Corp.	25,306
5,055	PhosAgro OJSC	74,561
15,000	Taiwan Fertilizer Co. Ltd.	19,925
		324,033
	COMMERCIAL SERVICES - 1.9%
1,271	KRUK SA	65,014
26,500	Shenzhen International Holdings Ltd.	38,257
1,597	TAL Education Group *	99,110
		202,381
	COMPUTERS - 2.9%
9,298	Infosys Ltd.	161,288
3,828	Tata Consultancy Services Ltd.	144,800
		306,088
	COSMETIC/PERSONAL CARE- 1.8%
193	LG Household & Health Care Ltd.	187,161

	DIVERSIFIED FINANCIAL SERVICES - 1.9%
35,000	Fubon Financial Holding Co. Ltd.	40,849
91,780	Moscow Exchange MICEX-RTS PJSC	161,496
		202,345
	ELECTRIC - 0.6%
1,111	Korea Electric Power Corp.	58,258

See Notes which are an integral part of the Financial Statements.

RATIONAL RISK MANAGED EMERGING MARKETS FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016

Shares		Value
	COMMON STOCK - 82.2% (Continued)
	ELECTRICAL COMPONENTS & EQUIPTMENT - 0.4%
836	LG Electronics, Inc.	39,120

	ELECTRONICS - 2.4%
13,000	AAC Technologies Holdings, Inc.	$110,343
27,000	Hon Hai Precision Industry Co. Ltd.	69,051
39,975	Micro-Star International Co. Ltd.	73,236
		252,630
	ENGINEERING & CONSTRUCTION - 0.3%
1,945	Grupo Aeroportuario del Sureste SAB de CV	30,992

	FOOD - 2.1%
12,181	Gruma SAB de CV	175,227
10,020	Universal Robina Corp.	44,299
		219,526
	HAND/MACHINE TOOLS - 0.9%
23,000	Techtronic Industries Co. Ltd.	95,610

	HEALTHCARE-PRODUCTS - 0.4%
5,000	Hengan International Group Co. Ltd.	41,698

	HOME FURNISHINGS - 2.4%
1,867	Coway Co. Ltd.	169,381
43,000	Haier Electronics Group Co. Ltd.	65,624
3,354	Steinhoff International Holdings NV	19,191
		254,196
	HOUSEHOLD PRODUCTS/WARES - 1.2%
6,722	Hindustan Unilever Ltd.	89,489
14,100	Samsonite International SA	38,984
		128,473
	INSURANCE - 0.3%
2,508	AvivaSA Emeklilik ve Hayat AS	16,636
19,000	Cathay Financial Holding Co. Ltd.	20,614
		37,250
	INTERNET - 6.2%
800	Alibaba Group Holding Ltd. *	63,624
500	Baidu, Inc. *	82,575
2,000	Ctrip.com International Ltd. *	82,400
18,900	Tencent Holdings Ltd.	429,008
		657,607
	MACHINERY-DIVERSIFIED - 0.4%
51,000	Teco Electric and Machinery Co. Ltd.	42,844

	MEDIA - 1.7%
1,140	Naspers Ltd.	173,383

	MINING - 11.8%
91,490	Centamin PLC	160,649
8,772	Cia de Minas Buenaventura SAA *	104,825
5,469	Fresnillo PLC	119,693
4,465	Industrias Penoles SAB de CV	106,601
11,659	Polymetal International PLC	162,506
43,680	Sibanye Gold Ltd.	148,645
800	Southern Copper Corp.	21,584
19,500	Yamana Gold, Inc.	101,400
146,500	Zhaojin Mining Industry Co. Ltd.	154,656
468,000	Zijin Mining Group Co. Ltd.	156,239
		1,236,798

See Notes which are an integral part of the Financial Statements.

RATIONAL RISK MANAGED EMERGING MARKETS FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016

Shares		Value
	COMMON STOCK - 82.2% (Continued)
	MISCELLANEOUS MANUFACTURING - 1.0%
29,700	Sunny Optical Technology Group Co. Ltd.	103,937

	OIL & GAS - 2.5%
65,705	DNO ASA *	$73,095
2,977	Lukoil PJSC	124,230
88	Novatek OJSC	8,976
3,066	YPF SA	58,867
		265,168
	PHARMACEUTICALS - 1.8%
1,445	Hikma Pharmaceuticals PLC	47,418
3,805	Richter Gedeon Nyrt	75,562
6,266	Sun Pharmaceuticals Industries Ltd.	70,844
		193,824
	REAL ESTATE - 0.2%
6,110	BR Malls Participacoes SA *	24,575

	RETAIL - 3.5%
19,000	ANTA Sports Products Ltd.	37,960
9,220	Jollibee Foods Corp.	47,425
14,521	Raia Drogasil SA	286,957
		372,342
	SEMICONDUCTORS - 6.8%
337	Samsung Electronics Co. Ltd.	416,916
59,000	Taiwan Semiconductor Manufacturing Co. Ltd.	297,204
		714,120
	SOFTWARE - 1.0%
5,474	HCL Technologies Ltd.	59,241
141,300	Xurpas, Inc.	50,156
		109,397
	TELECOMMUNICATIONS - 3.9%
13,500	China Mobile Ltd.	154,261
53,600	Telekom Malyasia Bhd	90,009
557,900	Telekomunikasi Indonesia Persero Tbk PT	168,056
		412,326
	TEXTILES - 0.2%
23,000	Formosa Taffeta Co. Ltd.	22,138

	TRANSPORTATION - 0.7%
412	CJ Korea Express Corp. *	77,618

	WATER - 1.0%
66,300	Guangdong Investment Ltd.	100,671

	TOTAL COMMON STOCK (Cost - $7,921,377)	8,653,774

	EXCHANGE TRADED FUNDS - 7.2%
12,700	iShares MSCI Emerging Markets ETF	436,372
9,275	Vanguard FTSE Emerging Markets ETF	326,666
	TOTAL EXCHANGE TRADED FUNDS (Cost - $745,053)	763,038

	SHORT-TERM INVESTMENTS - 5.7%
599,116	Fidelity Institutional Money Market Portfolio, Class I, 0.24% **	599,116
	TOTAL SHORT-TERM INVESTMENTS (Cost - $599,116)	599,116

	TOTAL INVESTMENTS - 95.1% (Cost - $9,265,546) (a)	$10,015,928
	LIABILITIES LESS OTHER ASSETS - 4.8%	516,230
	NET ASSETS - 100.0%	$10,532,158

See Notes which are an integral part of the Financial Statements.

RATIONAL RISK MANAGED EMERGING MARKETS FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016

ETF - Exchange Traded Fund

PLC - Public Liability Company

*	Non-income producing security.

**	Rate shown represents the rate at June 30, 2016 is subject to change and resets daily.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $9,265,546 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$859,366
Unrealized depreciation:	(108,984)
Net unrealized appreciation:	$750,382

As of June 30, 2016, the Fund’s Long-Term Holdings were divided among countries as follows:

Country	Percentage
Argentina	0.5%
Brazil	4.4%
Canada	0.9%
China	12.7%
Colombia	0.4%
Great Britain	2.0%
Hong Kong	4.2%
Hungary	0.7%
India	8.8%
Indonesia	1.5%
Israel	0.6%
Jersey	1.5%
Jordan	0.4%
Malaysia	1.6%
Mexico	4.0%
Netherlands	0.2%
Norway	0.7%
Peru	1.1%
Philippines	1.3%
Poland	0.6%
Russia	5.2%
South Africa	3.0%
South Korea	13.1%
Switzerland	0.7%
Taiwan	8.8%
Turkey	0.2%
United States	10.3%
Total Long-Term Holdings:	89.4%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of June 30, 2016.

See Notes which are an integral part of the Financial Statements.

RATIONAL RISK MANAGED EMERGING MARKETS FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016

	Foreign Currency Units to						Unrealized Appreciation/
Settlement Date	Receive/Deliver		Counterparty	In Exchange For		US Dollar Value	(Depreciation)
To Sell:
7/18/2016	2,113,800	BRL	BNY Mellon	$600,000	USD	$654,241	$(54,241)
7/18/2016	12,324,000	ZAR	BNY Mellon	800,000	USD	833,638	$(33,638)
7/18/2016	2,596,220,000	KRW	BNY Mellon	2,200,000	USD	2,253,548	$(53,548)
9/21/2016	8,401,966	JPY	BNY Mellon	1,271,863	USD	1,260,923	$10,940
Total Sells:							$(130,487)

See Notes which are an integral part of the Financial Statements.

RATIONAL REAL STRATEGIES FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2016

Shares		Value
	COMMON STOCK - 54.2%
	AUTO PARTS & EQUIPMENT - 0.0%
50	American Axle & Manufacturing Holdings, Inc.	$724

	CHEMICALS - 4.3%
5,725	Aceto Corp. +	125,320
8,500	American Vanguard Corp. +	128,435
9,300	Huntsman Corp.	125,085
		378,840
	COMMERCIAL SERVICES - 3.7%
2,850	INC Research Holdings, Inc. * +	108,670
7,000	Kforce, Inc. +	118,230
5,125	TrueBlue, Inc. * +	96,965
		323,865
	COMPUTERS - 1.3%
9,550	Silver Spring Networks, Inc. * +	116,032

	COSMETIC/PERSONAL CARE - 1.2%
27,500	Avon Products, Inc. +	103,950

	DISTRIBUTION/WHOLESALE - 1.4%
3,350	Veritiv Corp. * +	125,893

	DIVERSIFIED FINANCIAL SERVICES - 2.8%
6,700	Investment Technology Group, Inc. +	112,024
11,500	Wisdom Tree Investments, Inc. +	112,585
		224,609
	ELECTRICAL COMPONENT & EQUIPMENT - 4.3%
10,200	General Cable Corp. +	129,642
4,350	Insteel Industries, Inc. +	124,367
8,250	SPX Corp.	122,512
		376,521
	ENGINEERING & CONSTRUCTION - 1.5%
50	Dycom Industries, Inc. *	4,488
5,350	Mistras Group, Inc. *	127,705
		132,193
	HEALTHCARE-PRODUCTS - 1.4%
10,250	Invacare Corp. +	124,333

	HEALTHCARE-SERVICES - 2.6%
10,300	Kindred Healthcare, Inc. +	116,287
10,500	Select Medical Holdings Corp. *	114,135
		230,422
	INSURANCE - 2.8%
25	American Equity Investment Life Holding Co.	356
49,000	Genworth Financial, Inc. * +	126,420
16,625	MBIA, Inc. * +	113,549
		240,325
	IRON/STEEL - 1.3%
6,625	Schnitzer Steel Industries, Inc. +	116,600

See Notes which are an integral part of the Financial Statements.

RATIONAL REAL STRATEGIES FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016

Shares		Value
	COMMON STOCK - 54.2% (Continued)
	LODGING - 0.0%
50	Diamond Resorts International, Inc. *	$1,498

	MACHINERY-DIVERSIFIED - 3.0%
6,800	Hollysys Automation Technologies Ltd. * +	118,116
27,000	Manitowoc Co., Inc. +	147,150
		265,266
	MISCELLANEOUS MANUFACTURING - 2.9%
3,100	American Railcar Industries, Inc. +	122,357
7,250	Trinity Industries, Inc. +	134,633
		256,990
	OIL & GAS - 4.5%
11,675	Noble Corp. PLC +	96,202
8,100	Rowan Cos. PLC +	143,046
13,000	Transocean Ltd. +	154,570
		393,818
	PHARMACEUTICALS - 7.7%
3,900	Impax Laboratories, Inc. * +	112,398
2,250	Mallinckrodt PLC * +	136,755
4,000	Natural Health Trends Corp. +	112,760
10,750	SciClone Pharmaceuticals, Inc. * +	140,395
8,400	Supernus Pharmaceuticals, Inc. * +	171,108
		673,416
	REITS - 1.7%
32,750	Newcastle Investment Corp.	150,322

	RETAIL - 3.2%
11,100	Barnes & Noble, Inc. +	125,985
7,700	Tile Shop Holdings, Inc. *	153,076
		279,061
	SEMICONDUCTORS - 1.0%
1,600	Synaptics, Inc. * +	86,000

	SOFTWARE - 1.6%
2,900	Ebix, Inc. +	138,910

	TELECOMMUNICATIONS - 0.0%
25	Ciena Corp. *	469

	TOTAL COMMON STOCK (Cost - $5,308,865)	4,740,057

	REAL ESTATE INVESTMENTS - 14.7%
	Grocery & Pharmacy Portfolio DST (a)(b)(c)	823,108
	New York Power DST (a)(b)(c)	467,769
	TOTAL REAL ESTATE INVESTMENTS (Cost - $1,529,383)	1,290,877

	SHORT-TERM INVESTMENTS - 31.7%
2,769,800	Fidelity Investments Money Market Prime Money Market Portfolio, Institutional Class, 0.24% **	2,769,800
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,769,800)	2,769,800

	TOTAL INVESTMENTS - 100.6% (Cost - $9,608,048) (d)	$8,800,734
	LIABILITIES LESS OTHER ASSETS - (0.6)%	(56,676)
	NET ASSETS - 100.0%	$8,744,058

See Notes which are an integral part of the Financial Statements.

RATIONAL REAL STRATEGIES FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016

Contracts ^		Expiration Date - Exercise Price	Value
	CALL OPTIONS WRITTEN - (0.9)% *
57	Aceto Corp.	07/15/2016 - $22.50	$1,853
31	American Railcar Industries, Inc.	07/15/2016 - $40.00	2,635
85	American Vanguard Corp.	07/15/2016 - $15.00	4,250
275	Avon Products, Inc.	07/15/2016 - $4.50	1,375
111	Barnes & Noble, Inc.	07/15/2016 - $12.00	832
29	Ebix, Inc.	07/15/2016 - $49.00	1,885
102	General Cable Corp.	07/15/2016 - $14.00	1,020
490	Genworth Financial, Inc.	07/15/2016 - $3.50	1,225
68	Hollysys Automation Technologies, Ltd.	07/15/2016 - $17.50	2,720
93	Huntsman Corp.	07/15/2016 - $16.00	465
39	Impax Laboratories, Inc.	07/15/2016 - $35.00	390
28	INC Research Holdings, Inc.	07/15/2016 - $40.00	700
43	Insteel Industries, Inc.	07/15/2016 - $29.00	2,473
102	Invacare Corp.	07/15/2016 - $12.50	3,060
67	Investment Technology Group, Inc.	07/15/2016 - $17.50	1,842
70	Kforce, Inc.	07/15/2016 - $17.50	1,050
103	Kindred Healthcare, Inc.	07/15/2016 - $12.50	1,545
22	Mallinckrodt PLC	07/15/2016 - $60.00	5,720
270	Manitowoc Co., Inc.	07/15/2016 - $6.00	2,025
166	MBIA, Inc.	07/15/2016 - $7.00	3,735
40	Natural Health Trends Corp.	07/15/2016 - $30.00	3,200
116	Noble Corp. PLC	07/15/2016 - $9.50	580
81	Rowan Cos. PLC	07/15/2016 - $19.00	1,377
66	Schnitzer Steel Industries, Inc.	07/15/2016 - $18.00	3,300
107	SciClone Pharmaceuticals, Inc.	07/15/2016 - $15.00	535
95	Silver Spring Networks, Inc.	07/15/2016 - $12.50	2,375
82	SPX Corp.	07/15/2016 - $17.50	2,050
84	Supernus Pharmaceuticals, Inc.	07/15/2016 - $19.00	11,550
16	Synaptics, Inc.	07/15/2016 - $55.50	2,480
130	Transocean Ltd.	07/15/2016 - $11.50	9,750
72	Trinity Industries, Inc.	07/15/2016 - $19.00	900
51	TrueBlue, Inc.	07/15/2016 - $20.00	637
33	Veritiv Corp.	07/15/2016 - $40.00	1,733
115	WisdomTree Investments, Inc.	07/15/2016 - $11.00	1,725
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $136,300) (d)		$82,992

*	Non-income producing security.

+	All or a portion of this security is segregated as collateral for and is subject to call options written.

**	Rate shown represents the rate at June 30, 2016, is subject to change and resets daily.

DST - Delaware Statutory Trust

PLC - Public Liability Company.

^	One contract is equivalent to 100 shares of the underlying common stock.

(a)	Illiquid security.

(b)	Investments do not offer shares. Fair value represents direct ownership of Real Estate.

(c)	Security is currently being valued by the Pricing Committee according to the Fair Value procedures approved by the Board of Trustees.

(d)	Represents cost for financial purposes. Aggregate cost for federal tax purposes, including call options written, is $9,254,731 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$148,193
Unrealized depreciation:	(685,182)
Net unrealized depreciation:	$(536,989)

See Notes which are an integral part of the Financial Statements.

RATIONAL DEFENSIVE GROWTH FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2016

Shares		Value
	COMMON STOCK - 97.6%
	AIRLINES - 2.5%
14,300	Hawaiian Holdings, Inc. *	$542,828

	APPAREL - 2.4%
4,850	Carter’s, Inc.	516,380

	BANKS - 8.3%
2,525	Cathay General Bancorp	71,205
4,800	Chemical Financial Corp.	178,992
1,750	Commerce Bancshares, Inc.	83,825
4,175	Community Bank System, Inc.	171,551
4,400	Community Trust Bancorp, Inc.	152,504
7,825	First Busey Corp.	167,377
5,100	MB Financial, Inc.	185,028
6,025	NBT Bancorp, Inc.	172,496
6,250	Republic Bancorp, Inc.	172,688
3,000	Southside Bancshares, Inc.	92,760
2,825	Tompkins Financial Corp.	183,625
5,875	TriCo Bancshares	162,150
		1,794,201
	BEVERAGES - 2.1%
7,250	National Beverage Corp.*	455,372

	BUILDING MATERIALS - 9.1%
22,000	AAON, Inc.	605,220
1,750	Owens Corning	90,160
6,850	Universal Forest Products, Inc.	634,926
5,357	Vulcan Materials Co.	644,769
		1,975,075
	COMMERCIAL SERVICES - 7.8%
10,425	CorVel Corp. *	450,151
15,250	ABM Industries, Inc.	556,320
15,900	Forrester Research, Inc.	586,074
875	Gartner, Inc. *	85,234
		1,677,779
	DISTRIBUTION/WHOLESALE - 3.0%
5,900	Pool Corp.	554,770
650	Watsco, Inc.	91,449
		646,219
	ELECTRIC - 7.9%
12,800	Avista Corp.	573,440
15,750	Hawaiian Electric Industries, Inc.	516,443
3,500	MDU Resources Group, Inc.	84,000
9,525	MGE Energy, Inc.	538,305
		1,712,188
	ELECTRONICS - 2.1%
14,500	FLIR Systems, Inc.	448,775

	ENGINEERING & CONSTRUCTION - 2.5%
9,100	Exponent, Inc.	531,531

	FOOD - 3.1%
750	Lancaster Colony Corp.	95,707
14,935	Tootsie Roll Industries, Inc.	575,446
		671,153
	GAS - 7.9%
13,100	New Jersey Resources Corp.	505,005
8,900	Northwest Natural Gas Co.	576,898
13,700	UGI Corp.	619,925
		1,701,828

See Notes which are an integral part of the Financial Statements.

RATIONAL DEFENSIVE GROWTH FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016

Shares		Value
	COMMON STOCK - 97.6% (Continued)
	HEALTHCARE-PRODUCTS - 2.5%
7,750	Cantel Medical Corp.	$532,658

	HEALTHCARE-SERVICES - 3.8%
6,800	Quest Diagnostics, Inc.	553,588
4,450	US Physical Therapy, Inc.	267,935
		821,523
	HOME BUILDERS - 0.8%
100	NVR, Inc. *	178,034

	INSURANCE - 1.9%
1,900	Hanover Insurance Group, Inc.	160,778
2,425	RLI Corp.	166,791
1,500	WR Berkley Corp.	89,880
		417,449
	MISCELLANEOUS MANUFACTURING - 0.8%
1,000	AO Smith Corp.	88,110
1,500	CLARCOR, Inc.	91,245
		179,355
	PHARMACEUTICALS - 2.3%
13,300	Owens & Minor, Inc.	497,154

	REITS - 5.5%
1,000	Equity LifeStyle Properties, Inc.	80,050
5,100	Healthcare Realty Trust, Inc.	178,449
1,625	Mid-America Apartment Communities, Inc.	172,900
14,850	Monmouth Real Estate Investment Corp.	196,911
2,500	National Health Investors, Inc.	187,725
8,350	Retail Opportunity Investments Corp.	180,945
4,600	Tanger Factory Outlet Centers, Inc.	184,828
		1,181,808
	RETAIL - 5.9%
1,750	Big Lots, Inc.	87,693
11,925	Cato Corp.	449,811
1,200	Children’s Place, Inc,.	96,216
7,300	Darden Restaurants, Inc.	462,382
2,500	Hibett Sports, Inc. *	86,975
1,375	Papa John’s International, Inc.	93,500
		1,276,577
	SAVINGS & LOANS - 3.9%
5,650	Berkshire Hills Bancorp, Inc.	152,098
14,000	Brookline Bancorp, Inc.	154,420
6,500	Capitol Federal Financial, Inc.	90,675
12,900	Investors Bancorp, Inc.	142,935
10,200	People’s United Financial, Inc.	149,531
8,000	Provident Financial Services, Inc.	157,120
		846,779
	SOFTWARE - 5.4%
12,800	CSG Systems International, Inc.	515,968
13,400	Ebix, Inc.	641,860
		1,157,828

See Notes which are an integral part of the Financial Statements.

RATIONAL DEFENSIVE GROWTH FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016

Shares		Value
	COMMON STOCK - 97.6% (Continued)
	TOYS/GAMES/HOBBIES - 2.4%
6,150	Hasbro, Inc.	$516,539

	TRANSPORTATION - 3.7%
1,250	CH Robinson Worldwide, Inc.	92,813
1,100	JB Hunt Transport Services, Inc.	89,023
1,250	Landstar System, Inc.	85,825
26,500	Marten Transport Ltd.	524,700
		792,361

	TOTAL COMMON STOCK (Cost $17,414,887)	21,071,394

	SHORT-TERM INVESTMENTS — 1.9%
495,691	Federated Treasury Obligations Fund, Institutional Class, 0.24% **	495,691
	TOTAL SHORT-TERM INVESTMENTS (Cost $495,691)	495,691

	TOTAL INVESTMENTS (Cost $17,910,578) — 99.9% (a)	21,567,085
	OTHER ASSETS LESS LIABILITIES — (0.1)%	32,131
	NET ASSETS — 100.0%	$21,599,216

*	Non-income producing security.

**	Rate shown represents the rate at June 30, 2016 is subject to change and resets daily.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $17,967,158 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$3,662,649
Unrealized depreciation:	(62,721)
Net unrealized appreciation:	$3,599,928

See Notes which are an integral part of the Financial Statements.

RATIONAL STRATEGIC ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2016

Shares		Value
	MUTUAL FUNDS - 71.0%
	ASSET ALLOCATION FUNDS - 13.3%
308,846	Rational Risk Managed Emerging Markets Fund +	$2,100,151

	DEBT FUNDS - 26.1%
153,869	Catalyst/Stone Beach Income Opportunity Fund +	1,514,072
82,649	Federated Mortgage Fund	810,788
77,455	Federated Short-Intermediate Total Return Bond Fund	807,078
89,107	Federated Total Return Government Bond Fund	1,003,343
		4,135,281
	EQUITY FUND - 31.6%
66,979	Catalyst Dynamic Alpha Fund +	1,112,525
130,030	Catalyst MLP & Infrastructure Fund +	821,788
250,472	Rational Defensive Growth Fund +	1,194,753
209,500	Rational Dividend Capture Fund +	1,881,309
		5,010,375

	TOTAL MUTUAL FUNDS (Cost - $11,115,013)	11,245,807

	EXCHANGE TRADED FUNDS - 26.4%
	EQUITY FUND - 26.4%
58,183	Ecological Strategy ETF +	2,042,223
56,069	US Equity Rotation Strategy ETF +	2,139,593
	TOTAL EXCHANGE TRADED FUNDS (Cost - $3,200,801)	4,181,816

	SHORT-TERM INVESTMENTS - 2.6%
409,869	Fidelity Institutional Money Market Government Portfolio, Class I, 0.24% *	409,869
	TOTAL SHORT-TERM INVESTMENTS (Cost - $409,869)	409,869

	TOTAL INVESTMENTS - 100.0% (Cost - $14,725,684) (a)	$15,837,492
	LIABILITIES LESS OTHER ASSETS - (0.0%)	(3,980)
	NET ASSETS - 100.0%	$15,833,512

+	Investment in affiliate

*	Rate shown represents the rate at June 30, 2016, is subject to change and resets daily.

(a)	Represents cost for financial purposes. Aggregate cost for tax purposes is $15,367,182 and differs from value by net unrealized appreciation (depreciation of securities as follows:

Unrealized appreciation:	$1,791,052
Unrealized depreciation:	(1,320,742)
Net unrealized appreciation:	$470,310

See Notes which are an integral part of the Financial Statements.

RATIONAL FUNDS
Statements of Assets and Liabilities (Unaudited)
June 30, 2016

	Rational	Rational Risk		Rational	Rational	Rational
	Divided Capture	Managed Emerging		Real Strategies	Defensive Growth	Strategic Allocation
	Fund	Markets Fund		Fund	Fund	Fund

ASSETS:
Investments in Unaffiliated securities, at cost	$80,145,123	$9,265,546		$9,608,048	$17,910,578	$3,002,053
Investments in Affiliated securities, at cost	—	—		—	—	11,723,631
Total Securities at Cost	80,145,123	9,265,546		9,608,048	17,910,578	14,725,684
Investments in Unaffiliated securities, at value	$89,503,546	$10,015,928		$8,800,734	$21,567,085	$3,031,078
Investments in Affiliated securities, at value	—	—		—	—	12,806,414
Total Securities at Value	$89,503,546	$10,015,928		$8,800,734	$21,567,085	$15,837,492
Receivable for securities sold	—	652,772		—	—	—
Receivable for Fund shares sold	28,413	10,286		—	3,035	654
Dividends and interest receivable	237,334	23,880		1,219	19,313	16,662
Foreign Cash ($114,177)	—	114,437		—	—	—
Cash	—	—		—	26	—
Appreciation on Foreign currency contract	—	10,940		—	—	—
Due from Advisor	—	9,103		37,383	18,164	28,101
Tax reclaims receivable	—	475,008		—	39,908	—
Prepaid expenses and other assets	33,877	19,413		20,584	34,090	8,722
Total Assets	89,803,170	11,331,767		8,859,920	21,681,621	15,891,631

LIABILITIES:
Options written (premiums received $0, $0, $136,300, $0, $0)	—	—		82,992	—	—
Management fees payable	25,796	—		—	—	—
Trustee fees payable	1,508	1,540		1,743	1,489	1,531
Payable for securities purchased	—	601,338		—	—	—
Payable for Fund shares redeemed	37,563	10,105		2,094	14,483	25,731
Depreciation on Foreign Currency Contract	—	141,427		—	—	—
Fees payable to affiliate	10,814	2,169		2,096	3,882	2,445
Shareholder services payable	54,588	6,107		5,052	16,357	—
Accrued 12b-1 fees	18,469	1,876		410	7,949	6,570
Accrued expenses and other liabilities	87,447	35,047		21,475	38,245	21,842
Total Liabilities	236,185	799,609		115,862	82,405	58,119

Net Assets	$89,566,985	$10,532,158		$8,744,058	$21,599,216	$15,833,512

NET ASSETS CONSIST OF:
Paid in capital	$86,147,467	$9,638,096		$25,430,489	$13,415,818	$15,280,975
Undistributed net investment income (loss)	176,083	(8,763)		368,432	139,422	19,883
Accumulated net realized gain (loss) on investments, and options written	(6,114,988)	334,458		(16,300,857)	4,393,556	(579,154)
Net unrealized appreciation (depreciation) on investments, and options written	9,358,423	568,367		(754,006)	3,650,420	1,111,808
Net Assets	$89,566,985	$10,532,158		$8,744,058	$21,599,216	$15,833,512

Institutional Shares
Net Assets	$51,610,145	$6,201,486		$7,811,157	$3,955,773	$100,389
Shares of beneficial interest outstanding (a)	5,746,296	910,612		1,427,039	828,765	9,936
Net asset value per share	$8.98	$6.81		$5.47	$4.77	$10.10

Class A shares
Net Assets	$36,011,360	$4,329,645		$931,896	$17,120,318	$15,732,110
Shares of beneficial interest outstanding (a)	4,013,073	639,096		169,046	4,362,981	1,556,110
Net asset value and redemption price per share	$8.97	$6.77		$5.51	$3.92	$10.11
Maximum offering price per share (b)	$9.42	$7.11		$5.79	$4.12	$10.61

Class C shares
Net Assets	$1,945,480	$1,027		$1,005	$523,125	$1,013
Shares of beneficial interest outstanding (a)	217,258	152		182	139,937	100
Net asset value, offering price and redemption price per share (c)	$8.95	$6.77	(d)	$5.52	$3.74	$10.11	(d)

(a)	Unlimited number of shares of no par value beneficial interest authorized.

(b)	There is a maximum front-end sales charge (load) of 4.75% imposed on purchases of Class A shares for each Fund.

(c)	A contingent deferred sales charge (“CDSC”) of 1.00% may be charged on shares held less than 12 months.

(d)	Does not compute due to rounding of shares.

See Notes which are an integral part of the Financial Statements.

RATIONAL FUNDS
Statements of Operations (Unaudited)
For the Six Months Ended June 30, 2016

	Rational	Rational Risk	Rational	Rational	Rational
	Divided Capture	Managed Emerging	Real Strategies	Defensive Growth	Strategic Allocation
	Fund	Markets Fund	Fund	Fund	Fund
Investment Income:
Dividend income	$1,937,234	$98,524	$98,730	$274,001	$47,621
Interest income	804	416	760	203	308
Dividend income - affiliated companies	—	—	—	—	73,277
Securities lending - net	1,384	299	173	8,171	—
Foreign tax withheld	(8,637)	(43,018)	(1,751)	27,215	—
Total Investment Income	1,930,785	56,221	97,912	309,590	121,206

Operating Expenses:
Investment management fees	333,812	47,296	30,681	106,994	7,958
12b-1 Fees - Class A Shares	45,265	5,370	1,161	22,244	19,874
12b-1 Fees - Class C Shares	7,641	—	—	2,268	—
Shareholder Services - Institutional Shares	63,458	6,454	9,066	12,665	—
Shareholder Services - Class A Shares	45,265	5,370	828	22,244	—
Shareholder Services - Class C Shares	2,547	—	—	756	—
Administration fees	75,836	10,479	7,416	27,115	15,214
MFund Services fees	37,757	6,842	5,497	14,080	8,963
Registration fees	21,711	14,918	15,047	19,674	3,985
Audit fees	7,543	3,167	7,268	3,593	6,034
Custody fees	3,209	22,166	1,918	2,126	2,023
Printing expense	16,539	3,427	3,149	10,042	4,898
Trustees’ fees	3,037	3,247	5,444	3,117	3,241
Legal fees	54,002	10,386	9,103	19,803	9,882
Insurance expense	12,943	3,579	3,296	6,019	4,189
Interest expense	4,418	371	443	1,437	657
Miscellaneous expense	3,263	2,301	4,595	3,907	2,811
Total Operating Expenses	738,246	145,373	104,912	278,084	89,729
Less: Expenses waived/reimbursed by Manager	(236,141)	(80,389)	(62,445)	(107,916)	(34,733)
Net Operating Expenses	502,105	64,984	42,467	170,168	54,996

Net Investment Income (Loss)	1,428,680	(8,763)	55,445	139,422	66,210

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments	(8,099,396)	906,439	(80,008)	158,543	(77,451)
Affiliated companies	—	—	—	—	(1,257,866)
Options written	—	—	296,885	—	—
Foreign currency transactions	—	(302,819)	—	2,814	—
Net realized gain (loss)	(8,099,396)	603,620	216,877	161,357	(1,335,317)

Net change in unrealized appreciation (depreciation) on:
Investments	13,348,682	(435,571)	(56,076)	(439,273)	(1,245,640)
Affiliated companies	—	—	—	—	3,181,071
Options written	—	—	53,308	—	—
Foreign currency translation	—	(105,276)	—	(2,414)	—
Net change in unrealized appreciation (depreciation)	13,348,682	(540,847)	(2,768)	(441,687)	1,935,431

Net Realized and Unrealized Gain (Loss) on Investments	5,249,286	62,773	214,109	(280,330)	600,114

Net Increase (Decrease) in Net Assets Resulting From Operations	$6,677,966	$54,010	$269,554	$(140,908)	$666,324

See Notes which are an integral part of the Financial Statements.

RATIONAL FUNDS
Statements of Changes in Net Assets

	Rational Dividend Capture Fund		Rational Risk Managed Emerging Markets Fund		Rational Real Strategies Fund

	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2016	December 31, 2015	June 30, 2016	December 31, 2015	June 30, 2016	December 31, 2015
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$1,428,680	$5,351,294	$(8,763)	$43,928	$55,445	$442,681
Net realized gain (loss) on investments	(8,099,396)	8,987,193	603,620	4,698,152	216,877	(2,422,253)
Net change in unrealized appreciation (depreciation) on investments	13,348,682	(19,598,188)	(540,847)	(4,186,717)	(2,768)	(270,985)
Net increase (decrease) in net assets resulting from operations	6,677,966	(5,259,701)	54,010	555,363	269,554	(2,250,557)

Distributions to Shareholders from:
Net investment income
Institutional Class	(718,370)	(3,572,228)	—	(221,355)	—	(294,587)
Class A	(472,276)	(1,793,365)	—	(148,228)	—	(43,812)
Class C	(21,007)	(96,312)	—	—	—	—
Net realized gains
Institutional Class	—	(6,390,065)	—	(1,445,789)	—	—
Class A	—	(4,069,559)	—	(1,058,208)	—	—
Class C	—	(242,641)	—	—	—	—
Total distributions to shareholders	(1,211,653)	(16,164,170)	—	(2,873,580)	—	(338,399)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Institutional Class	3,008,497	7,754,112	2,239,423	2,940,494	3,283,376	10,628,392
Class A	745,759	4,554,863	743,416	3,611,499	83,773	513,202
Class C	167,406	255,610	1,000	—	1,000	—
Reinvestment of distributions
Institutional Class	445,262	4,469,092	—	1,085,331	—	231,235
Class A	405,039	5,123,016	—	1,126,444	—	39,488
Class C	16,154	265,727	—	—	—	—
Cost of shares redeemed
Institutional Class	(12,661,438)	(73,426,985)	(1,363,961)	(17,915,875)	(1,766,750)	(32,049,885)
Class A	(7,023,966)	(28,792,432)	(1,125,346)	(5,898,316)	(138,352)	(942,099)
Class C	(698,749)	(1,858,331)	—	—	—	—
Capital Contribution (Note 3)
Institutional Class	—	—	—	—	—	60,989
Class A	—	—	—	—	—	9,899
Net increase (decrease) in net assets from share transactions of beneficial interest	(15,596,036)	(81,655,328)	494,532	(15,050,423)	1,463,047	(21,508,779)

Total Increase (Decrease) in Net Assets	(10,129,723)	(103,079,199)	548,542	(17,368,640)	1,732,601	(24,097,735)

Net Assets:
Beginning of year/period	99,696,708	202,775,907	9,983,616	27,352,256	7,011,457	31,109,192
End of period*	$89,566,985	$99,696,708	$10,532,158	$9,983,616	$8,744,058	$7,011,457
Includes undistributed net investment income (loss) at end of year/period of:	$176,083	$(40,944)	$(8,763)	$—	$368,432	$312,987

Share Activity:
Institutional Class
Shares Sold	168,795	793,366	176,982	335,566	639,346	1,631,536
Shares Reinvested	23,306	510,061	—	164,444	—	—
Shares Redeemed	(310,162)	(7,631,172)	(33,065)	(1,882,710)	(332,266)	42,980
Net increase (decrease) in shares of						-4933477
Beneficial interest	(118,061)	(6,327,745)	143,917	(1,382,700)	307,080	(3,258,961)

Class A
Shares Sold	36,420	462,199	13,804	411,292	14,526	77,273
Shares Reinvested	20,224	583,317	—	171,453	—	7,286
Shares Redeemed	(282,534)	(2,969,332)	(25,572)	(638,798)	(25,882)	(150,168)
Net increase (decrease) in shares of Beneficial interest	(225,891)	(1,923,816)	(11,768)	(56,053)	(11,356)	(65,609)

Class C
Shares Sold	18,358	793,366	152	335,566	182	1,631,536
Shares Reinvested	736	510,061	—	164,444	—	—
Shares Redeemed	(36,619)	(7,631,172)	—	(1,882,710)	—	42,980
Net increase (decrease) in shares of Beneficial interest	(17,525)	(6,327,745)	152	(1,382,700)	182	1,674,516

See Notes which are an integral part of the Financial Statements.

RATIONAL FUNDS
Statements of Changes in Net Assets (Continued)

	Rational Defensive Growth Fund		Rational Strategic Allocation Fund

	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2016	December 31, 2015	June 30, 2016	December 31, 2015
	(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$139,422	$502,183	$66,210	$213,479
Long-term capital gain dividends from investment companies		26,422		2,146,121
Net realized gain (loss) on investments	161,357	77,614,710	(1,335,317)	(931,840)
Net change in unrealized appreciation (depreciation) on investments	(441,687)	(81,881,649)	1,935,431	(1,745,386)
Net increase (decrease) in net assets resulting from operations	(140,908)	(3,738,334)	666,324	(317,626)

Distributions to Shareholders:
Net investment income
Institutional Class	—	(244,761)	(258)	—
Class A	—	(368,959)	(166,045)	(186,964)
Class C	—	(8,323)	(1)	—
Net realized gains
Institutional Class	—	(22,491,969)	—	—
Class A	—	(21,407,056)	—	(1,944,437)
Class C	—	(841,929)	—	—

Total distributions to shareholders	—	(45,362,997)	(166,304)	(2,131,401)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Institutional Class	259,701	5,437,095	99,000	—
Class A	255,593	2,094,914	338,643	1,430,438
Class C	11,654	62,887	1,000	—
Reinvestment of distributions
Institutional Class	—	11,979,899	258	—
Class A	—	20,819,069	159,291	2,023,696
Class C	—	830,989	1	—
Cost of shares redeemed
Institutional Class	(9,551,300)	(132,632,327)	—	—
Class A	(4,151,710)	(22,581,388)	(2,325,501)	(4,952,530)
Class C	(250,009)	(724,671)	—	—
Net increase (decrease) in net assets from share transactions of beneficial interest	(13,426,071)	(114,713,533)	(1,727,308)	(1,498,396)

Total Increase (Decrease) in Net Assets	(13,566,979)	(163,814,864)	(1,227,288)	(3,947,423)

Net Assets:
Beginning of year/period	35,166,195	198,981,059	17,060,800	21,008,223
End of period*	$21,599,216	$35,166,195	$15,833,512	$17,060,800
Includes undistributed net investment income (loss) at end of year/period of:	$139,422	$—	$19,883	$119,977

Share Activity:
Institutional Class
Shares Sold	57,543	302,656	9,910	125,398
Shares Reinvested	—	2,366,203	26	205,237
Shares Redeemed	(1,386,951)	(1,962,664)	—	(436,219)
Net increase (decrease) in shares of Beneficial interest	(1,329,408)	706,195	9,936	(105,584)

Class A
Shares Sold	17,827	157,162	33,969	125,398
Shares Reinvested	—	4,987,319	2,995	205,237
Shares Contributed	—	—	—	—
Shares Redeemed	(329,970)	(1,962,664)	(234,146)	(436,219)
Net increase in shares of Beneficial interest	(312,143)	3,181,817	(197,182)	(105,584)

Class C
Shares Sold	3,039	3,281	100	—
Shares Reinvested	—	209,461	— *	—
Shares Contributed	—	—	—	—
Shares Redeemed	(34,010)	(83,369)	—	—
Net decrease in shares of Beneficial interest	(30,971)	129,373	100	—

*	Amount represents less than 0.500 share

See Notes which are an integral part of the Financial Statements.

RATIONAL FUNDS
Rational Dividend Capture Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Institutional Class
			For the	For the	For the	For the	For the
	For the		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	Six Months Ended		December 31,	December 31,	December 31,	December 31,	December 31,
	June 30, 2016		2015	2014	2013	2012	2011
	(Unaudited)
Net asset value, beginning of year	$8.41		$10.01	$10.74	$9.49	$8.91	$8.69

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.14	(A)	0.36	0.39	0.36	0.33	0.30
Net realized and unrealized gain (loss) on investments	0.55		(0.67)	0.64	1.60	0.63	0.22
Total from investment operations	0.69		(0.31)	1.03	1.96	0.96	0.52

LESS DISTRIBUTIONS:
From net investment income	(0.12)		(0.35)	(0.41)	(0.32)	(0.38)	(0.30)
From net realized gains on investments	—		(0.94)	(1.35)	(0.39)	—	—
Total distributions	(0.12)		(1.29)	(1.76)	(0.71)	(0.38)	(0.30)

Net asset value, end of period	$8.98		$8.41	$10.01	$10.74	$9.49	$8.91

Total return (B)	8.31	% (C)	(3.25)%	9.59%	21.14%	10.87%	6.03%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$51,610		$57,752	$132,177	$278,917	$145,946	$117,798
Ratios to average net assets
Expenses, before waiver and reimbursement	1.54	% (D)	1.47%	1.38%	1.33%	1.36%	1.36%
Expenses, net waiver and reimbursement	1.00	% (D)	0.89%	0.88%	0.89%	1.21%	1.36%
Net investment income	3.34	% (D)	3.37%	3.22%	3.59%	3.55%	3.40%
Portfolio turnover rate	79	% (C)	92%	92%	130%	109%	143%

	Class A
			For the	For the	For the	For the	For the
	For the		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	Six Months Ended		December 31,	December 31,	December 31,	December 31,	December 31,
	June 30, 2016		2015	2014	2013	2012	2011
	(Unaudited)
Net asset value, beginning of year	$8.40		$10.01	$10.73	$9.49	$8.90	$8.69

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.13	(A)	0.31	0.34	0.34	0.30	0.28
Net realized and unrealized gain (loss) on investments	0.55		(0.66)	0.67	1.59	0.65	0.21
Total from investment operations	0.68		(0.35)	1.01	1.93	0.95	0.49

LESS DISTRIBUTIONS:
From net investment income	(0.11)		(0.32)	(0.38)	(0.30)	(0.36)	(0.28)
From net realized gains on investments	—		(0.94)	(1.35)	(0.39)	—	—
Total distributions	(0.11)		(1.26)	(1.73)	(0.69)	(0.36)	(0.28)

Net asset value, end of period	$8.97		$8.40	$10.01	$10.73	$9.49	$8.90

Total return (B)	8.18	% (C)	(3.60)%	9.45%	20.74%	10.72%	5.65%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$36,011		$39,610	$66,445	$71,258	$46,343	$26,843
Ratios to average net assets
Expenses, before waiver and reimbursement	1.78	% (D)	1.72%	1.63%	1.58%	1.61%	1.61%
Expenses, net waiver and reimbursement	1.25	% (D)	1.14%	1.13%	1.14%	1.46%	1.61%
Net investment income	3.10	% (D)	3.14%	3.01%	3.32%	3.37%	3.19%
Portfolio turnover rate	79	% (C)	92%	92%	130%	109%	143%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Not annualized.

(D)	Annualized.

See Notes which are an integral part of the Financial Statements.

RATIONAL FUNDS
Rational Dividend Capture Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout the Period

	Class C
			For the	For the
	For the		Year Ended	Period Ended
	Six Months Ended		December 31,	December 31,
	June 30, 2016		2015	2014 (A)
	(Unaudited)
Net asset value, beginning of year/period	$8.38		$9.99	$10.67

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.11	(B)	0.27	0.32
Net realized and unrealized gain (loss) on investments	0.55		(0.66)	0.70
Total from investment operations	0.66		(0.39)	1.02

LESS DISTRIBUTIONS:
From net investment income	(0.09)		(0.28)	(0.35)
From net realized gains on investments	—		(0.94)	(1.35)
Total distributions	(0.09)		(1.22)	(1.70)

Net asset value, end of period	$8.95		$8.38	$9.99

Total return (C)	7.91	% (D)	(4.08)%	9.54	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$1,945		$2,335	$4,154
Ratios to average net assets
Expenses, before waiver and reimbursement	2.29	% (E)	2.16%	2.22	% (E)
Expenses, net waiver and reimbursement	1.75	% (E)	1.63%	1.63	% (E)
Net investment income	2.59	% (E)	2.64%	2.69	% (E)
Portfolio turnover rate	79	% (D)	92%	92	% (D)

(A)	The Rational Dividend Capture Fund Class C shares commenced operations on January 3, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

See Notes which are an integral part of the Financial Statements.

RATIONAL FUNDS
Rational Risk Managed Emerging Markets Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Institutional Class
			For the	For the	For the	For the	For the
	For the		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	Six Months Ended		December 31,	December 31,	December 31,	December 31,	December 31,
	June 30, 2016		2015	2014	2013	2012	2011
	(Unaudited)
Net asset value, beginning of period	$6.76		$9.38	$10.74	$10.33	$9.36	$11.46

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.01)		0.03	(0.03)	0.04	0.04	0.08
Net realized and unrealized gain (loss) on investments	0.06		(0.15)	0.16	0.58	0.97	(1.99)
Total from investment operations	0.05		(0.12)	0.13	0.62	1.01	(1.91)

LESS DISTRIBUTIONS:
From net investment income	—		(0.33)	—	(0.21)	(0.04)	(0.05)
From net realized gains on investments	—		(2.17)	(1.49)	—	—	(0.14)
Total distributions	—		(2.50)	(1.49)	(0.21)	(0.04)	(0.19)

Net asset value, end of period	$6.81		$6.76	$9.38	$10.74	$10.33	$9.36

Total return (B)	0.59	% (C)	(0.60)%	1.31%	6.08%	10.82%	(16.67)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$6,201		$5,483	$20,578	$27,015	$38,696	$38,871
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	2.94	% (D)	2.52%	2.22%	2.01%	1.90%	1.79%
Expenses, net waiver and reimbursement (E)	1.25	% (D)	0.90%	1.63%	1.87%	1.90%	1.79%
Net investment income (loss) (E,F)	(0.28	)% (D)	0.32%	(0.29)%	0.40%	0.41%	0.71%
Portfolio turnover rate	239	% (C)	86%	88%	156%	97%	110%

	Class A
			For the	For the	For the	For the	For the
	For the		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	Six Months Ended		December 31,	December 31,	December 31,	December 31,	December 31,
	June 30, 2016		2015	2014	2013	2012	2011
	(Unaudited)
Net asset value, beginning of period	$6.73		$9.35	$10.73	$10.32	$9.36	$11.43

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.00		0.02	(0.02)	0.01	0.01	0.04
Net realized and unrealized gain (loss) on investments	0.04		(0.17)	0.13	0.59	0.97	(1.97)
Total from investment operations	0.04		(0.15)	0.11	0.60	0.98	(1.93)

LESS DISTRIBUTIONS:
From net investment income	—		(0.30)	—	(0.19)	(0.02)	—
From net realized gains on investments	—		(2.17)	(1.49)	—	—	(0.14)
Total distributions	—		(2.47)	(1.49)	(0.19)	(0.02)	(0.14)

Net asset value, end of period	$6.77		$6.73	$9.35	$10.73	$10.32	$9.36

Total return (B)	0.75	% (C)(G)	(0.91)%	1.13%	5.87%	10.43%	(16.80)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$4,330		$4,501	$6,774	$429	$416	$541
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	3.21	% (D)	2.77%	2.47%	2.26%	2.15%	2.04%
Expenses, net waiver and reimbursement (E)	1.50	% (D)	1.15%	1.88%	2.12%	2.15%	2.04%
Net investment income (loss) (E,F)	(0.06	)% (D)	0.19%	(0.15)%	0.06%	0.09%	0.48%
Portfolio turnover rate	239	% (C)	86%	88%	156%	97%	110%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Not annualized.

(D)	Annualized.

(E)	Does not include expenses of the underlying investment companies in which the Fund invests.

(F)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(G)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the nest asset values and returns for shareholder transactions.

See Notes which are an integral part of the Financial Statements.

RATIONAL FUNDS
Rational Risk Managed Emerging Markets Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout the Period

	Class C (A)

	For the
	Period Ended
	June 30, 2016
	(Unaudited)
Net asset value, beginning of period	$6.60

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.02
Net realized and unrealized gain on investments	0.15
Total from investment operations	0.17

LESS DISTRIBUTIONS:
From net investment income	—
From net realized gains on investments	—
Total distributions	—

Net asset value, end of period	$6.77

Total return (C)	2.58	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$1
Ratios to average net assets
Expenses, before waiver and reimbursement (F)	2.59	% (E)
Expenses, net waiver and reimbursement (F)	2.25	% (E)
Net investment income (F,G)	3.14	% (E)
Portfolio turnover rate	239	% (D)

(A)	The Rational Risk Managed Emerging Markets Fund Class C shares commenced operations on May 31, 2016.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	Does not include expenses of the underlying investment companies in which the Fund invests.

(G)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See Notes which are an integral part of the Financial Statements.

RATIONAL FUNDS
Rational Real Strategies Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Institutional Class
			For the		For the	For the	For the	For the
	For the		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	Six Months Ended		December 31,		December 31,	December 31,	December 31,	December 31,
	June 30, 2016		2015		2014	2013	2012	2011
	(Unaudited)
Net asset value, beginning of period	$5.39		$6.73		$8.05	$7.42	$7.15	$7.99

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.04	(A)	0.19		0.13	0.15	0.11	0.05
Net realized and unrealized gain (loss) on investments	0.04		(1.32)		(1.35)	0.55	0.26	(0.82)
Total from investment operations	0.08		(1.13)		(1.22)	0.70	0.37	(0.77)

LESS DISTRIBUTIONS:
From net investment income	—		(0.26)		(0.10)	(0.07)	(0.10)	(0.07)
Total distributions	—		(0.26)		(0.10)	(0.07)	(0.10)	(0.07)

From capital contributions from Advisor	—		0.05		—	—	—	—

Net asset value, end of period	$5.47		$5.39		$6.73	$8.05	$7.42	$7.15

Total return (B)	1.48	% (C)	(16.05	)% (E)	(15.03)%	9.49%	5.20%	(9.64)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$7,811		$6,032		$29,453	$89,571	$96,292	$92,475
Ratios to average net assets
Expenses, before wavier and reimbursement	2.53	% (D)	2.49%		1.52%	1.36%	1.35%	1.35%
Expenses, net waiver and reimbursement	1.00	% (D)	1.07%		1.04%	1.34%	1.35%	1.35%
Net investment income	1.38	%(C)	2.99%		1.53%	1.93%	1.54%	0.66%
Portfolio turnover rate	102	% (D)	13%		31	43	30	60

	Class A
			For the		For the	For the	For the	For the
	For the		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	Six Months Ended		December 31,		December 31,	December 31,	December 31,	December 31,
	June 30, 2016		2015		2014	2013	2012	2011
	(Unaudited)
Net asset value, beginning of period	$5.43		$6.73		$8.05	$7.43	$7.16	$8.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.03	(A)	0.19		0.10	0.13	0.09	0.03
Net realized and unrealized gain (loss) on investments	0.05		(1.30)		(1.33)	0.54	0.26	(0.82)
Total from investment operations	0.08		(1.11)		(1.23)	0.67	0.35	(0.79)

LESS DISTRIBUTIONS:
From net investment income	—		(0.24)		(0.09)	(0.05)	(0.08)	(0.05)
Total distributions	—		(0.24)		(0.09)	(0.05)	(0.08)	(0.05)

From capital contributions from Advisor	—		0.05		—	—	—	—

Net asset value, end of period	$5.51		$5.43		$6.73	$8.05	$7.43	$7.16

Total return (B)	1.47	% (C)	(15.75	)% (E)	(15.23)%	9.09%	4.96%	(9.88)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$932		$979		$1,656	$2,366	$2,173	$2,004
Ratios to average net assets
Expenses, before wavier and reimbursement	2.76	% (D)	2.74%		1.77%	1.61%	1.60%	1.60%
Expenses, net waiver and reimbursement	1.25	% (D)	1.32%		1.29%	1.59%	1.60%	1.60%
Net investment income	1.23	% (D)	3.10%		1.21%	1.68%	1.30%	0.39%
Portfolio turnover rate	102	% (C)	13%		31%	43%	30%	60%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Not annualized.

(D)	Annualized.

(E)	Includes the impact of a contribution from the Advisor. Without such contribution, the returns would have been (16.98)% for Institutional Shares and (16.68)% for Class A Shares.

See Notes which are an integral part of the Financial Statements.

RATIONAL FUNDS
Rational Real Strategies Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period

Class C (A)

For the
Period Ended
June 30, 2016
(Unaudited)
Net asset value, beginning of period	$5.49

LOSS FROM INVESTMENT OPERATIONS:
Net investment income (B)	—
Net realized and unrealized loss on investments	0.03
Total from investment operations	0.03

LESS DISTRIBUTIONS:
From net investment income	—
Total distributions	—

Net asset value, end of period	$5.52

Total return (C,D)	0.55%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$1
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	2.00%
Expenses, net waiver and reimbursement (E)	2.00%
Net investment Income (E)	0.08%
Portfolio turnover rate (D)	102%

(A)	The Rational Real Strategies Fund Class C shares commenced operations on May 31, 2016.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

See Notes which are an integral part of the Financial Statements.

RATIONAL FUNDS
Rational Defensive Growth Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Institutional Class
			For the	For the	For the	For the	For the
	For the		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	Six Months Ended		December 31,	December 31,	December 31,	December 31,	December 31,
	June 30, 2016		2015	2014	2013	2012	2011
	(Unaudited)
Net asset value, beginning of period	$4.69		$20.75	$28.75	$23.44	$19.53	$20.21

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.03	(A)	0.09	0.09	(0.01)	0.09	(0.05)
Net realized and unrealized gain on investments	0.05		(0.81)	(0.58)	6.60	4.60	(0.63)
Total from investment operations	0.08		(0.72)	(0.49)	6.59	4.69	(0.68)

LESS DISTRIBUTIONS:
From net investment income	—		(0.08)	(0.02)	(0.01)	(0.04)	—
From net realized gains on investments	—		(15.26)	(7.49)	(1.27)	(0.74)	—
Total distributions	—		(15.34)	(7.51)	(1.28)	(0.78)	—

Net asset value, end of period	$4.77		$4.69	$20.75	$28.75	$23.44	$19.53

Total return (B)	1.71	% (C)	(7.82)%	(1.41)%	28.38%	24.11%	(3.36)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$3,956		$13,456	$152,846	$339,983	$192,757	$166,134
Ratios to average net assets
Expenses, before waiver and reimbursement	1.76	% (D)	1.56%	1.37%	1.33%	1.35%	1.32%
Expenses, net waiver and reimbursement	1.00	% (D)	1.06%	1.03%	1.33%	1.35%	1.32%
Ratio of net investment income (loss)	1.24	% (D)	0.46%	0.23%	0.05%	0.41%	(0.25)%
Portfolio turnover rate	102	% (C)	35%	12%	22%	11%	18%

	Class A
			For the	For the	For the	For the	For the
	For the		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	Six Months Ended		December 31,	December 31,	December 31,	December 31,	December 31,
	June 30, 2016		2015	2014	2013	2012	2011
	(Unaudited)
Net asset value, beginning of period	$3.86		$19.89	$27.92	$22.84	$19.06	$19.78

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.02	(A)	0.07	0.01	(0.07)	0.04	(0.10)
Net realized and unrealized gain on investments	0.04		(0.77)	(0.55)	6.42	4.48	(0.62)
Total from investment operations	0.06		(0.70)	(0.54)	6.35	4.52	(0.72)

LESS DISTRIBUTIONS:
From net investment income	—		(0.07)	—	—	—	—
From net realized gains on investments	—		(15.26)	(7.49)	(1.27)	(0.74)	—
Total distributions	—		(15.33)	(7.49)	(1.27)	(0.74)	—

Net asset value, end of period	$3.92		$3.86	$19.89	$27.92	$22.84	$19.06

Total return (B)	1.55	% (C)	(8.21)%	(1.62)%	28.09%	23.82%	(3.64)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$17,120		$20,944	$44,589	$74,132	$28,485	$22,409
Ratios to average net assets
Expenses, before waiver and reimbursement	2.00	% (D)	1.81%	1.62%	1.58%	1.60%	1.57%
Expenses, net waiver and reimbursement	1.25	% (D)	1.31%	1.28%	1.55%	1.60%	1.57%
Ratio of net investment income (loss)	0.88	% (D)	0.52%	0.01%	(0.27)%	0.17%	(0.50)%
Portfolio turnover rate	102	% (C)	35%	12%	22%	11%	18%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(C)	Not annualized.

(D)	Annualized.

See Notes which are an integral part of the Financial Statements.

RATIONAL FUNDS
Rational Defensive Growth Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class C (A)
			For the	For the
	For the		Year Ended	Period Ended
	Six Months Ended		December 31,	December 31,
	June 30, 2016		2015	2014
	(Unaudited)
Net asset value, beginning of period
	$3.69		$19.75	$27.60
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.01	(B)	—	(0.07)
Net realized and unrealized gain (loss) on investments	0.04		(0.76)	(0.29)
Total from investment operations	0.05		(0.76)	(0.36)

LESS DISTRIBUTIONS:
From net investment income	—		(0.04)	—
From net realized gains on investments	—		(15.26)	(7.49)
Total distributions	—		(15.30)	(7.49)

Net asset value, end of period	$3.74		$3.69	$19.75

Total return (C)	1.36	% (D)	(8.56)%	(1.00	)% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$523		$766	$1,545
Ratios to average net assets
Expenses, before waiver and reimbursement	2.47	% (E)	2.31%	2.15	% (E)
Expenses, net waiver and reimbursement	1.75	% (E)	1.81%	(1.79	)% (E)
Ratio of net investment income (loss)	0.39	% (E)	0.04%	(0.54	)% (E)
Portfolio turnover rate	102	% (D)	35%	12	% (D)

(A)	The Rational Defensive Growth Fund Class C shares commenced operations on January 3, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D)	Not annualized.

(E)	Annualized.

See Notes which are an integral part of the Financial Statements.

RATIONAL FUNDS
Rational Strategic Allocation Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

Institutional Class (A)
For the
Period Ended
June 30, 2016
(Unaudited)
Net asset value, beginning of period	$9.99

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.01
Net realized and unrealized gain on investments	0.13
Total from investment operations	0.14

LESS DISTRIBUTIONS:
From net investment income	(0.03)
From net realized gains on investments	—
Total distributions	(0.03)

Net asset value, end of period	$10.10

Total return (C,D)	1.37%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$100
Ratios to average net assets
Expenses, before waiver and reimbursement (E,F)	0.89%
Expenses, net waiver and reimbursement (E,F)	0.45%
Net investment income (E,F,G)	1.26%
Portfolio turnover rate (D)	20%

	Class A
			For the	For the	For the	For the	For the
	For the		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	Six Months Ended		December 31,	December 31,	December 31,	December 31,	December 31,
	June 30, 2016		2015	2014	2013	2012	2011
	(Unaudited)
Net asset value, beginning of period	$9.78		$11.36	$11.77	$10.99	$11.33	$11.57

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.04	(B)	0.14	0.17	0.09	0.12	0.10
Net realized and unrealized gain (loss) on investments	0.31		(0.34)	0.07	1.34	0.75	(0.13)
Total from investment operations	0.35		(0.20)	0.24	1.43	0.87	(0.03)

LESS DISTRIBUTIONS:
From net investment income	(0.02)		(0.12)	(0.24)	(0.24)	(0.12)	(0.10)
From net realized gains on investments	—		(1.26)	(0.41)	(0.41)	(1.09)	(0.11)
Total distributions	(0.02)		(1.38)	(0.65)	(0.65)	(1.21)	(0.21)

Net asset value, end of period	$10.11		$9.78	$11.36	$11.77	$10.99	$11.33

Total return (C)	4.45	% (D)	(1.87)%	2.05%	13.14%	7.79%	(0.18)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$15,732		$17,061	$21,008	$21,065	$18,192	$27,642
Ratios to average net assets
Expenses, before waiver and reimbursement (F)	1.14	% (E)	0.80%	0.89%	0.93%	0.96%	1.04%
Expenses, net waiver and reimbursement (F)	0.70	% (E)	0.67%	0.68%	0.74%	0.73%	0.70%
Ratios of net Investment income (F,G)	0.82	% (E)	1.10%	1.38%	0.72%	0.98%	0.90%
Portfolio turnover rate	20	% (D)	44%	52%	44%	74%	23%

(A)	The Rational Strategic Allocation Fund Institutional shares commenced operations on May 31, 2016.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(G)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See Notes which are an integral part of the Financial Statements.

RATIONAL FUNDS
Rational Strategic Allocation Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period

Class C (A)

For the
Period Ended
June 30, 2016
(Unaudited)
Net asset value, beginning of period	$9.99

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.00
Net realized and unrealized gain on investments	0.13
Total from investment operations	0.13

LESS DISTRIBUTIONS:
From net investment income	(0.01)
From net realized gains on investments	—
Total distributions	(0.01)

Net asset value, end of period	$10.11

Total return (C,D)	1.35%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$1
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (E,F)	1.89%
Expenses, net waiver and reimbursement (E,F)	1.45%
Net investment income (E,F,G)	0.23%
Portfolio turnover rate (D)	20%

(A)	The Rational Strategic Allocation Fund Class C shares commenced operations on May 31, 2016.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(G)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See Notes which are an integral part of the Financial Statements.

RATIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2016	SEMI-ANNUAL REPORT

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Mutual Fund & Variable Insurance Trust (the “Trust”) was organized as a Delaware statutory trust on June 23, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of June 30, 2016, the Trust operated 7 separate series, or mutual funds, each with its own investment objective and strategy. The Trust was renamed effective February 22, 2016, it was formerly the Huntington Funds. This report contains financial statements and financial highlights of the funds listed below (individually referred to as a “Fund”, or collectively as the “Funds”):

●	Rational Dividend Capture Fund

●	Rational Risk Managed Emerging Markets Fund

●	Rational Real Strategies Fund

●	Rational Defensive Growth Fund

●	Rational Strategic Allocation Fund

The Funds are registered as non-diversified.

Currently, all Funds offer Class A, Class C and Institutional shares. The Class C shares for the Risk Managed Emerging Markets Fund, Real Strategies Fund and Strategic Allocation Fund commenced operations on May 31, 2016. The Strategic Allocation Fund Institutional shares class commenced operations on May 31, 2016. Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) and service fees, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares and sales charges. The price at which the Funds will offer or redeem shares is the net asset value (“NAV”) per share next determined after the order is considered received, subject to any applicable front end or contingent deferred sales charges. Class A shares have a maximum sales charge on purchases of 4.75% as a percentage of the original purchase price. Class C shares have a contingent deferred sales charge of 1.00% on shares sold within one year of purchase. The prospectus provides a description of each Fund’s investment objectives, policies and strategies along with information on the classes of shares currently being offered.

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

(2) SIGNIFICANT ACCOUNTING POLICIES

Each Fund is an investment company and each follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Investment Valuations

In computing the NAV of the Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Trustee-approved policies, the Trust relies on certain security pricing services to provide the current market value of securities. Those security pricing services value equity securities (including

RATIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2016	SEMI-ANNUAL REPORT

foreign equity securities, exchange-traded funds and closed-end funds) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the counter securities, equity securities are valued at a bid price estimated by the security pricing service. Option contracts are generally valued at the mean of the bid and asked price on which such options are traded. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect as of the close of the NYSE. Forward currency exchange contracts are valued daily at the forward foreign exchange rate in effect as of the close of the NYSE. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Securities for which market quotations are not readily available are valued at fair value under Trust procedures approved by the Trustees. In these cases, a Pricing Committee, established and appointed by the Trustees, determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors including, but not limited to the following: dealer quotes, published analyses by dealers or analysts regarding the security, transactions which provide implicit valuation of the security (such as a merger or tender offer transaction), the value of other securities or contracts which derive their value from the security at issue, and the implications of any other circumstances which have caused trading in the security to halt. With respect to certain categories of securities, the procedures utilized by the Pricing Committee detail specific valuation methodologies to be applied in lieu of considering the aforementioned list of factors.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when each Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant securities market movements occurring between the time the price of the portfolio security is determined and the close of trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of good faith fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Good faith fair valuations generally remain unchanged until new information becomes available. Consequently, changes in good faith fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

The Trust calculates the NAV for each of the Funds by valuing securities held based on fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

RATIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2016	SEMI-ANNUAL REPORT

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date.

●	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

The Trustees have authorized the use of an independent fair valuation service. If the movement in a designated U.S. market index, after foreign markets close, is greater than predetermined levels, the Funds may use a systematic valuation model provided from that independent third party to fair value its international equity securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2016, for each Fund’s assets and liabilities measured at fair value:

Rational Dividend Capture
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$65,028,311	$—	$—	$65,028,311
Preferred Stock	23,026,781	—	—	23,026,781
Short-Term Investments	1,448,454	—	—	1,448,454
Total Assets	$89,503,546	$—	$—	$89,503,546

Rational Risk Managed Emerging Markets
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$8,653,774	$—	$—	$8,653,774
Exchange Traded Funds	763,038	—	—	763,038
Short-Term Investments	599,116	—	—	599,116
Forward Contracts	10,940			10,940
Total Assets	$10,026,868	$—	$—	$10,026,868
Liabilities
Forward Contracts	$141,427	—	—	$141,427
Total Liabilities	$141,427	$—	$—	$141,427

Rational Real Strategies
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$4,740,057	$—	$—	$4,740,057
Real Estate Investments	—	—	1,290,877	1,290,877
Short-Term Investments	2,769,800	—	—	2,769,800
Total Assets	$7,509,857	$—	$1,290,877	$8,800,734
Liabilities
Call Options Written	$82,992	—	—	$82,992
Total Liabilities	$82,992	$—	$—	$82,992

RATIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2016	SEMI-ANNUAL REPORT

Rational Defensive Growth
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$21,071,394	$—	$—	$21,071,394
Short-Term Investments	495,691	—	—	495,691
Total Assets	$21,567,085	$—	$—	$21,567,085

Rational Strategic Allocation
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$11,245,807	$—	$—	$11,245,807
Exchange Traded Funds	4,181,816	—	—	4,181,816
Short-Term Investments	409,869	—	—	409,869
Total Assets	$15,837,492	$—	$—	$15,837,492

*	Refer to the Portfolio of Investments for Industry classifications.

For the six months ended June 30, 2016, there were no transfers into or out of Level 1 and Level 2 during the six months ended June 30, 2016. The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end.

The following is a summary of the inputs used to value the Real Strategies Fund’s Level 3 investments as of June 30, 2016:

	Fair Value			Range
Type of Assets	at 6/30/2016	Valuation Techniques	Unobservable Inputs	(Weighted Average)
Real Estate Investments	$1,290,877	Independent Valuation	Sales Comparison Approach	N/A
			Income Approach	N/A
			Market Cap Rate	5.30%-13.60%(7.00%)

As noted previously, the Real Strategies Fund’s investments in real estate investments are valued by using the results of an independent valuation appraisal. The independent valuation agent will utilize either an income approach, a sales comparison approach, or a combination thereof to arrive at the valuation. The significant unobservable inputs used in the income approach include the net cash flow from each underlying property and the related discount and market cap rates. An increase in the cash flows and/or market cap rates or decreases in the discount rate used would increase the value of the real estate. A decrease in the cash flows and/or market cap rate or increases in the discount rate used would decrease the value of the real estate. The significant unobservable inputs used in the sales comparison approach include measurable units of comparison (such as price per acre, price per unit, price per square foot, or gross rent multiplier), as adjusted for each comparable property’s location, physical condition or other economic characteristics.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Real Estate
Real Strategies Fund	Investments
Balance as of December 31, 2015	$1,519,093
Transfers into Level 3	—
Transfers out of Level 3	—
Purchases	—
Sales	(275,000)
Realized Gain (Loss)	12,678
Change in unrealized appreciation (depreciation)	33,506
Balance as of June 30, 2016	$1,290,277

RATIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2016	SEMI-ANNUAL REPORT

B. Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions.

C. Derivative Instruments

Certain of the Funds may be subject to equity price risk and foreign currency exchange risk in the normal course of pursuing their investment objectives. Certain of the Funds may invest in various financial instruments including positions in foreign currency contracts and written option contracts to gain exposure to or hedge against changes in the value of equities or foreign currencies. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

Foreign Exchange Contracts—Certain of the Funds may enter into forward foreign exchange contracts. A forward foreign exchange contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. Such contracts are used to sell unwanted currency exposure that comes with holding securities in a market, or to buy currency exposure where the exposure from holding securities is insufficient to provide the desired currency exposure. The contracts are marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When a forward foreign currency contract is closed, a Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in exchange rates. As of June 30, 2016, the Funds did not have any forward foreign exchange contracts outstanding.

Written Options Contracts—Certain of the Funds may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. Investing in written options contracts exposes a Fund to equity price risk.

The following is a summary of Real Strategies Fund’s written option activity for the six months ended June 30, 2016:

Rational Real Strategies	Call Options Written
	Number of	Premiums
	Contracts	Received
Options outstanding, beginning of year	—	$—
Options written	9,324	592,299
Options covered	—	—
Options exercised	(1,951)	(178,849)
Options expired	(4,034)	(277,150)
Options outstanding, end of period	3,339	$136,300

RATIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2016	SEMI-ANNUAL REPORT

The derivatives are not accounted for as hedging instruments under GAAP. The effect of derivative instruments on the Statements of Assets and Liabilities at June 30, 2016, were as follows:

			Consolidated Statements of Assets and	Fair value of asset/liability
Fund	Derivative	Risk Type	Liabilities	derivatives
Real Strategies
	Call options written	Equity	Options written	$82,992
Totals				$82,992
Managed Risk Emerging Markets
	Forward Contract	Foreign Exchange	Appreciation on Foreign Currency Contracts	$10,940
	Forward Contract	Foreign Exchange	Depreciation on Foreign Currency Contracts	$(141,427)
Totals				$(130,487)

The effect of derivative instruments on the Consolidated Statements of Operations for the six months or period ended June 30, 2016, were as follows:

				Realized and unrealized
Fund	Derivative	Risk Type	Location of gain (loss) on derivatives	gain (loss) on derivatives
Real Strategies
	Options Written	Equity	Net realized gain on options written	$296,885
	Options Written	Equity	Net change in unrealized appreciation on options written	53,308
Totals				$350,193
Managed Risk Emerging Markets
	Forward Contracts	Foreign Exchange	Net realized loss on foreign currency transactions	$(302,819)
		Foreign Exchange	Net change in unrealized depreciation on foreign currency translations	(105,276)
				$(408,095)

The value of derivative instruments outstanding as of June 30, 2106 as disclosed in the Portfolios of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

Balance Sheet Offsetting Information

Netting Agreements – During the ordinary course of business, the Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows a Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreement. Generally, a Fund manages its cash collateral and securities collateral on a counterparty basis. As of June 30, 2016, the Funds were not invested in any portfolio securities or derivatives that could be netted subject to the netting agreements.

The following table provides a summary of offsetting financial liabilities derivatives and the effect of the derivative instruments on the Statements of Assets and Liabilities as of June 30, 2016:

Gross Amounts of Assets Presented in the
Statement of Assets & Liabilities
	Gross Amounts	Financial
	of Recognized	Instruments		Cash Collateral	Net Amount
	Liabilities	Pledged		Pledged	of Assets
Real Strategies Fund
Description of Liability:
Options Written	$82,922	$(82,922	) (1)	$—	$—

(1)	The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.

RATIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2016	SEMI-ANNUAL REPORT

D. Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value price as determined by the Trust’s Pricing Committee. As of June 30, 2016, the Real Strategies Fund held restricted securities representing 14.8% of net assets as listed below:

Issuer Description	Acquisition Date	Principal Amount	Cost	Value
Real Strategies Fund:
Grocery & Pharmacy DST	8/26/11, 5/15/14	N/A	$991,705	$823,108
New York Power DST	7/21/11	N/A	$537,678	$467,769

E. Security Transactions and Related Income

During the period, investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date.

F. Dividends and Distributions to Shareholders

Dividends from net investment income are declared and paid annually by the Risk Managed Emerging Markets Fund, Real Strategies Fund and Defensive Growth Fund. Dividends from net investment income are declared and paid quarterly by the Strategic Allocation Fund. Dividends from net investment income are declared and paid monthly by the Dividend Capture Fund.

The amount of dividends from net investment income and net realized gains are determined in accordance with the federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. tax treatment of foreign currency gain/loss, non-deductible stock issuance costs, distributions and income received from pass through investments and net investment loss adjustments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Temporary differences are primarily due to market discounts, capital loss carryforwards and losses deferred due to wash sales, straddles and return of capital from investments.

Dividends are declared separately for each class. No class has preferential rights; differences in per share dividend rates are generally due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually.

Certain of the Funds may own shares of real estate investments trusts (“REITs”) which report information on the source of their distributions annually. Distributions received from investments in REITs in excess of income from underlying investments are recorded as realized gain and/or as a reduction to the cost of the individual REIT.

Certain of the Funds may invest in Master Limited Partnerships (“MLPs”), which generally are treated as partnerships for Federal income tax purposes. As a limited partner in the MLPs, the Fund includes its allocable share of the MLPs’ taxable income in computing its own taxable income.

RATIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2016	SEMI-ANNUAL REPORT

G. Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various Funds or all Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis.

H. Federal Income Taxes

It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Withholding taxes on foreign interest, dividends and capital gains with respect to the Funds have been provided for in accordance with each applicable country’s tax rules and rates.

The tax character of distributions paid during the fiscal year ended December 31, 2015, were as follows:

		Distributions Paid From(a)
		Net Long-Term Capital	Total Taxable	Total
Fund	Ordinary Income	Gains	Distributions	Distributions Paid
Dividend Capture Fund	$8,008,639	$8,155,530	$16,164,169	$16,164,169
Risk Managed Emerging Markets Fund	533,123	2,340,458	2,873,581	2,873,581
Real Strategies Fund	338,399	—	338,399	338,399
Defensive Growth Fund	622,043	44,740,954	45,362,997	45,362,997
Strategic Allocation Fund	186,964	1,944,437	2,131,401	2,131,401

(a)	The tax character of distributions paid may differ from the character of distributions shown on the statements of changes in net assets due to short-term capital gains being treated as ordinary income for tax purposes.

As of December 31, 2015, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:

				Net Unrealized
		Unrealized	Unrealized	Appreciation/
Fund	Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)(a)
Dividend Capture Fund	$113,072,615	$7,107,182	$(11,438,750)	$(4,331,568)
Risk Managed Emerging Markets Fund	8,036,372	1,841,228	(655,275)	1,185,953
Real Strategies Fund	7,655,893	780,241	(1,314,462)	(534,221)
Defensive Growth Fund	36,668,749	5,608,509	(1,569,310)	4,039,199
Strategic Allocation Fund	18,414,641	501,832	(1,966,953)	(1,465,121)

(a)	The differences between the book-basis unrealized appreciation (depreciation) are attributable primarily to: tax deferral of losses on wash sales, the tax treatment of Trust Preferred securities, hybrid securities and Grantor trusts, differences related to partnership investments and the return of capital adjustments from real estate investment trusts.

RATIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2016	SEMI-ANNUAL REPORT

As of December 31, 2015, the components of accumulated earnings (deficit) were as follows:

		Undistributed		Accumulated	Other	Unrealized
	Undistributed	Long-Term	Accumulated	Capital and	Temporary	Appreciation	Total Accumulated
Fund	Ordinary Income	Capital Gains	Earnings	Other Losses	Differences	(Depreciation)	Earnings (Deficit)
Dividend Capture Fund	$1,159,945	$1,197,882	$2,357,827	$—	$(73,053)	$(4,331,568)	$(2,046,794)
Risk Managed Emerging Markets Fund	—	—	—	(269,162)	—	1,109,214	840,052
Real Strategies Fund	341,786	—	341,786	(16,645,408)	(118,142)	(534,221)	(16,955,985)
Defensive Growth Fund	766,678	3,522,102	4,288,780	—	—	4,035,526	8,324,306
Strategic Allocation Fund	118,514	1,399,124	1,517,638	—	—	(1,465,121)	52,517

As of December 31, 2015, for federal income tax purposes and the treatment of distributions payable, the following Funds had capital loss carryforwards available to offset future gains, if any, to the extent provided by the Treasury regulations:

			No Expiration	No Expiration
Fund	2017	2018	Short-Term (a)	Long-Term (a)	Total
Real Strategies Fund	$12,599,554	$2,136,294	$935,308	$974,252	$1,909,560

(a)	The provisions of the Regulated Investment Company Modernization Act of 2010 (the “Act”), which was enacted on December 22, 2010, were effective for the Funds’ fiscal year ending December 31, 2012. Although the Act provided several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers may be utilized. Under the Act, new capital losses may now be carried forward indefinitely, and retain the character of the original loss as compared with pre-enactment law, where capital losses could be carried forward for up to eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

During the year ended December 31, 2015, the following Funds utilized capital loss carryforwards and had capital loss carryforwards expire:

	Utililized	Expired
Fund	Amount	Amount
Defensive Growth Fund	$550,102	$—

Certain capital and qualified late year losses incurred after October 31 and within the current taxable year are deemed to arise on the first business day of the Funds’ following taxable year. For the tax year ended December 31, 2015, the Funds deferred post October capital and late year ordinary losses as follows:

Fund	Losses	Ordinary Losses
Risk Managed Emerging Markets Fund	$269,162	$—

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last three tax year ends and the interim tax period since then). Management believes there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

I. Securities Lending

Prior to February 18, 2016 The Funds had entered into securities lending agreements with Morgan Stanley & LLC,. The Funds receive compensation in the form of fees, and retain a portion of interest on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to 102% of the market value of loaned securities. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of each Fund. Each Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the market value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the borrowers to bring the collateralization back to 102%. The risks to a Fund of securities lending are that the borrower may not provide additional

RATIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2016	SEMI-ANNUAL REPORT

collateral when required or return the securities when due resulting in a loss. Under the terms of the Securities Lending Agreement, each Fund is indemnified for such losses by the securities lending agent.

(3) FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Investment Advisory Fee— Rational Advisors, Inc., (the “Advisor”) serves as the Funds’ investment adviser. For the six months ended June 30, 2016, the Advisor received a fee for its services, computed daily and paid monthly, based on a percentage of each Fund’s average daily net assets as listed below.

The Advisor has contractually agreed to waive all or a portion of its investment advisory fee (based on average daily net assets) and/or reimburse certain operating expenses of each Fund to the extent necessary in order to limit each Fund’s total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of acquired fund fees and expenses, brokerage costs, interest, taxes and dividends, and extraordinary expenses) as listed below:

		Expense Caps
					Expense Cap
Fund	Management Fee	Institutional Shares	Class A Shares	Class C Shares	Expiration Date
Dividend Capture Fund	0.75%	1.00%	1.25%	1.75%	April 30, 2017
Risk Managed Emerging Markets Fund	1.00%	1.25%	1.50%	2.25%	April 30, 2017
Real Strategies Fund	0.75%	1.00%	1.25%	2.00%	April 30, 2017
Defensive Growth Fund	0.75%	1.00%	1.25%	1.75%	April 30, 2017
Strategic Allocation Fund	0.10%	0.45%	0.70%	1.45%	April 30, 2017

Amounts waived or reimbursed in the contractual period may be recouped by the Advisor within three years of the waiver and/or reimbursement. As of June 30, 2016, the following amounts have been waived or reimbursed by the Advisor and are subject to repayment by the respective Fund:

		Expiring
	Amount Waived	Beginning
Fund	or Reimbursed	December 31,
Dividend Capture Fund	$1,004,031	2016
	1,313,835	2017
	950,747	2018
Risk Managed Emerging Markets Fund	43,287	2016
	96,711	2017
	259,857	2018
Real Strategies Fund	14,797	2016
	282,469	2017
	209,310	2018
Defensive Growth Fund	73,283	2016
	1,097,463	2017
	528,144	2018
Strategic Allocation Fund	37,483	2016
	48,026	2017
	65,861	2018

The Independent Trustees are paid a quarterly retainer, and receive compensation for each committee meeting, telephonic Board meeting, and special in-person Board meeting attended. Officers receive no compensation from the Trust. The Trust reimburses each of the Independent Trustees for travel and other expenses incurred in connection with attendance at such meetings. The Trust has no retirement or pension plans. Additional information regarding the Trust’s Trustees is available in the Funds’ Statement of Additional Information.

RATIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2016	SEMI-ANNUAL REPORT

The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) which allows each Fund to pay fees up to 0.25% of the Fund’s average daily net assets to financial intermediaries (which may be paid through the Funds’ distributor) for the sale and distribution of these Shares. Pursuant to the Funds’ 12b-1 Plan, the Funds may finance from their assets certain activities or expenses that are intended primarily to result in the sale of Fund shares and to reimburse Northern Lights Distributors, LLC. (the “Distributor”) and Manager for distribution related expenses. For the period January 1, 2016 to April 15, 2016 Unified Financial Securities, LLC, served as distributor of the Funds.

Shareholder Servicing Fees – The Trust has adopted a Shareholder Servicing Plan pursuant to which the Funds may pay Shareholder Services Fees up to 0.25% of the average daily net assets to financial intermediaries for providing shareholder assistance, maintaining shareholder accounts and communicating or facilitating purchases and redemptions of Shares.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – GFS an affiliate of the Distributor, provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund the greater of an annual minimum fee or an asset based fee, which scales downward based upon net assets for fund administration, fund accounting and transfer agency services. The Fund also pays Administrator for any out-of-pocket expenses. Officers of the Trust are also employees of GFS, and are not paid any fees directly by the Trust for serving in such capacity. For the period January 1, 2016 to April 15, 2016 Ultimus Asset Services, LLC, served as Administrator to the Trust.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Pursuant to the Management Services Agreement between the Trust and MFund Services LLC (“MFund”), MFund provides the Funds with various management and administrative services. For these services, the Funds pay MFund an annual base fee plus an annual asset-based fee which scales downward based upon net assets. In addition, the Funds reimburse MFund for any reasonable out- of- pocket expenses incurred in the performance of its duties under the Management Services Agreement.

Pursuant to the Services Agreements, MFund provides chief compliance officer services to the Funds. For these services, the Funds pay MFund an annual base fee plus an annual asset-based fee based upon net assets. In addition, the Funds reimburse MFund for any reasonable out- of- pocket expenses incurred in the performance of its duties under the Services Agreement. The amounts due to MFund at June 30, 2016 for management and chief compliance officer services are listed in the Statements of Assets and Liabilities under “Fees Payable to Affiliate.”

Affiliated Funds — Affiliated companies are mutual funds which are advised by Catalyst Capital Advisors or Rational Advisors. Companies which are affiliates of the Funds’ at June 30, 2016, are noted in the Funds’ Portfolios of Investments. A summary of these investments in affiliated funds is set forth below:

		Value at		Sales	Dividend	Value at
Fund	Affiliated Holding	12/31/2015	Purchases	Proceeds	Income	6/30/2016
Rational Strategic Allocation
	Rational Dividend Capture Fund, Inst. Sh.	$2,261,270	$—	$(500,000)	$25,365	$1,881,309
	Rational Risk Managed Emerging Markets Fund, Inst. Sh.	2,087,797	1,075,000	—	—	2,100,151
	Rational Defensive Growth Fund, Inst. Sh.	1,721,335	—	(500,000)	—	1,194,753
	Catalyst Dynamic Alpha Fund, Class I	—	1,000,000	—	—	1,112,525
	Catalyst MLP & Infrastructure Fund, Class I	—	500,000	—	27,221	821,788
	Catalyst/Stone Beach Income Opportunity Fund, Class I	—	1,500,000	—	9,420	1,514,072
	Ecological Strategy ETF	2,074,172	—	—	—	2,042,223
	US Equity Rotation Strategy ETF	2,092,495	—	—	—	2,139,593
		$10,237,069	$4,075,000	$(1,000,000)	$62,006	$12,806,414

RATIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2016	SEMI-ANNUAL REPORT

(4) INVESTMENT TRANSACTIONS

For the six months ended June 30, 2016, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

Fund	Purchases	Sales
Dividend Capture	$69,238,032	$83,824,155
Risk Managed Emerging Markets	20,895,444	20,410,591
Real Strategies	6,976,031	6,563,886
Defensive Growth	28,509,521	39,916,048
Strategic Allocation	3,118,274	4,295,271

(5) FOREIGN INVESTMENT RISK

Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have severe effect on security prices and impair the Fund’s ability to bring its capital or income back to the U.S. Exchange rate. Fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to government collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts, and financial reporting standards or regulatory requirements may not be comparable to those applicable to U.S. companies.

(6) LINE OF CREDIT

The Trust participated in a short-term credit agreement (“Line of Credit”) with Huntington for the period January 1, 2016 through January 12, 2016 when the agreement was terminated. Under the terms of the agreement, the Funds could borrow up to $30 million at an interest rate of LIBOR plus 135 basis points. The purpose of the agreement was to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Huntington received an annual facility fee of 0.125% on $30 million as well as an additional annual fee of 0.125% on any unused portion of the credit facility for providing the Line of Credit. Each Fund in the Trust paid a pro-rata portion of this facility fee, and unused fee, plus any interest on amounts borrowed. For the period January 1, 2016 through January 12, 2016 the Funds did not utilize the Line of Credit.

(7) SUBSEQUENT EVENTS

Management of the Funds has evaluated the need for disclosure and/or adjustments resulting from subsequent events through the date these financial statements were issued. There were no other additional items requiring adjustment of the financial statements or additional disclosure.

RATIONAL FUNDS

INFORMATION ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below illustrates an investment of $1,000 invested at the beginning of the period (01/01/16) and held for the entire period through 6/30/16.

Actual Expenses

The first section of each table below provides information about actual account values and actual expenses. You may use the information in these sections, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of each table provides information about the hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Funds’ prospectus.

						Hypothetical
			Actual			(5% return before expenses)

	Fund’s	Beginning
	Annualized	Account Value	Ending Account	Expenses Paid		Ending Account	Expenses Paid
	Expense Ratio	01/01/16	Value 06/30/16	During Period *		Value 06/30/16	During Period *

Rational Dividend Capture Fund - Class A	1.25%	$1,000.00	$1,081.80	$6.47		$1,018.65	$6.27
Rational Dividend Capture Fund - Class C	1.75%	1,000.00	1,079.10	9.05		1,016.16	8.77
Rational Dividend Capture Fund - Institutional Class	1.00%	1,000.00	1,083.10	5.18		1,019.89	5.02
Rational Risk Managed Emerging Markets Fund - Class A	1.50%	1,000.00	1,044.50	3.56		1,021.38	3.52
Rational Risk Managed Emerging Markets Fund - Class C	2.25%	1,000.00	1,013.50	1.24	+	1,017.65	7.27
Rational Risk Managed Emerging Markets Fund - Institutional Class	1.25%	1,000.00	1,013.70	0.38		1,022.63	2.26
Rational Real Strategies Fund - Class A	1.25%	1,000.00	1,015.50	6.26		1,018.65	6.27
Rational Real Strategies Fund - Class C	2.00%	1,000.00	1,013.60	8.76	+	1,016.16	8.77
Rational Real Strategies Fund - Institutional Class	1.00%	1,000.00	1,017.13	5.02		1,019.89	5.02
Rational Defensive Growth Fund - Class A	1.25%	1,000.00	1,005.90	7.48		1,017.40	7.52
Rational Defensive Growth Fund - Class C	1.75%	1,000.00	1,025.80	1.93		1,013.67	11.27
Rational Defensive Growth Fund - Institutional Class	1.00%	1,000.00	1,005.90	6.23		1,018.65	6.27
Rational Strategic Allocation Fund - Class A	0.70%	1,000.00	1,016.60	6.27		1,018.65	6.27
Rational Strategic Allocation Fund - Class C	1.45%	1,000.00	1,005.50	1.70	+	1,014.92	10.02
Rational Strategic Allocation Fund - Insitutional Class	0.45%	1,000.00	1,016.70	5.01	+	1,019.89	5.02

*	Expenses are equal to the Funds’ annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

**	Annualized expense ratio does not include interest expenses or dividend expenses.

+	Multiplied by 31/366 to reflect inception May 31, 2016 through period end.

For more information on Fund expenses, please refer to the Funds’ prospectus, which can be obtained from your investment representative or by calling 1-866-447-4228. Please read it carefully before you invest or send money.

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A copy of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios, as well as a record of how the Funds voted any such proxies during the most recent 12-month period ended June 30, is available without charge and upon request by calling 800-253-0412. This information is also available from the EDGAR database on the SEC’s website at www.sec.gov.

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of their fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (call 202-551-8090 for information on the operation of the Public Reference Room.).

Rational Advisors, Inc., serves as Investment Advisor to the Funds.

This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus which contains facts concerning the Funds’ objectives and policies, management fees, expenses and other information.

Shareholder Services: 800-253-0412

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

See Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Mutual Fund and Variable Insurance Trust

By (Signature and Title)	/s/ Jerry Szilagyi
Jerry Szilagyi, President and Principal Executive Officer

Date	9/8/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jerry Szilagyi
Jerry Szilagyi, President and Principal Executive Officer

Date	9/8/16

By (Signature and Title)	/s/ Erik Naviloff
Erik Naviloff, Treasurer and Principal Financial Officer

Date	9/8/16